UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 1/31/13

Item 1. Schedule of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 93.8%			
Biotechnology 75.8%			
[a,b] Ablynx NV, STRIP VVPR	Belgium	82,900	$ —
[a] Acadia Pharmaceuticals Inc.	United States	38,500	232,155
[a] Achillion Pharmaceuticals Inc.	United States	583,900	5,243,422
[a] Alexion Pharmaceuticals Inc.	United States	246,700	23,187,333
[a] Alkermes PLC	United States	192,000	4,425,600
[a,c] Amarin Corp. PLC, ADR	United Kingdom	723,500	6,164,220
Amgen Inc.	United States	358,200	30,611,772
[a,c,d] Anthera Pharmaceuticals Inc.	United States	1,950,900	1,270,231
[a,c] AP Pharma Inc.	United States	10,646,200	8,612,776
[a] AP Pharma Inc., wts., 7/01/16	United States	11,143,769	3,504,715
[a] ARIAD Pharmaceuticals Inc.	United States	644,500	12,812,660
[a] Biogen Idec Inc.	United States	213,061	33,254,561
[a] BioMarin Pharmaceutical Inc.	United States	194,556	10,679,179
[a] Biospecifics Technologies Corp.	United States	140,450	2,141,863
[a] Celgene Corp.	United States	476,100	47,114,856
[a] Celldex Therapeutics Inc.	United States	641,240	4,783,650
[a,c] ChemoCentryx Inc.	United States	257,608	2,993,405
[a] Curis Inc.	United States	525,100	1,669,818
[a] Dynavax Technologies Corp.	United States	683,100	2,110,779
[a] Elan Corp. PLC, ADR	Ireland	417,500	4,387,925
[a,c] Gentium SpA, ADR	Italy	272,316	3,262,346
[a] Gilead Sciences Inc.	United States	1,301,000	51,324,450
[a] Hyperion Therapeutics Inc.	United States	91,000	1,422,330
[a] Idenix Pharmaceuticals Inc.	United States	498,275	2,366,806
[a,c] Incyte Corp.	United States	397,500	7,306,050
[a] Infinity Pharmaceuticals Inc.	United States	59,000	2,032,550
[a] InterMune Inc.	United States	648,900	6,391,665
KaloBios Pharmaceuticals Inc.	United States	153,800	1,230,400
[a] Keryx Biopharmaceuticals Inc.	United States	584,100	5,303,628
[a] Lexicon Pharmaceuticals Inc.	United States	1,521,400	3,240,582
[a] Lpath Inc., A	United States	276,700	1,383,500
[a] Medivation Inc.	United States	273,100	14,845,716
[a] Neurocrine Biosciences Inc.	United States	574,000	5,200,440
[a] NPS Pharmaceuticals Inc.	United States	283,500	2,506,140
[a] Onyx Pharmaceuticals Inc.	United States	127,700	9,899,304
[a,c] Orexigen Therapeutics Inc.	United States	678,000	3,878,160
[a] Pharmacyclics Inc.	United States	184,300	12,777,519
[a] Progenics Pharmaceuticals Inc.	United States	478,401	1,363,443
[a] Puma Biotechnology Inc.	United States	144,555	3,345,003
[a] Regeneron Pharmaceuticals Inc.	United States	67,709	11,777,303
[a] Seattle Genetics Inc.	United States	187,900	5,533,655
[a] Targacept Inc.	United States	508,486	2,283,102
[a] Threshold Pharmaceuticals Inc.	United States	546,400	2,524,368
[a] Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	164,571
[a] Tranzyme Inc.	United States	127,817	68,382
[a] United Therapeutics Corp.	United States	131,900	7,108,091
[a,c] Verastem Inc.	United States	98,200	978,072
[a] Vertex Pharmaceuticals Inc.	United States	394,300	17,656,754
[a] YM Biosciences Inc.	Canada	742,300	2,180,281
			394,555,531
Life Sciences Tools & Services 3.8%			
[a] Illumina Inc.	United States	175,600	8,890,628
[a] Life Technologies Corp.	United States	165,500	10,706,195
			19,596,823
Pharmaceuticals 14.2%			
Allergan Inc.	United States	99,200	10,416,992
[a] Jazz Pharmaceuticals PLC	United States	198,400	11,187,776
[a] Nektar Therapeutics	United States	510,100	4,371,557
[a] Nuvo Research Inc.	Canada	8,009,000	602,150
[a,e] Nuvo Research Inc., 144A	Canada	3,441,200	258,724

Franklin Strategic Series

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[a,c]Pacira Pharmaceuticals Inc.	United States	364,011	7,054,533
[c]Questcor Pharmaceuticals Inc.	United States	303,400	7,730,632
[a,c]Repros Therapeutics Inc.	United States	116,600	1,377,046
[a]Salix Pharmaceuticals Ltd.	United States	168,100	8,051,990
[a]SciClone Pharmaceuticals Inc.	United States	1,860,460	9,730,206
Shire PLC, ADR	United Kingdom	117,500	11,766,450
[a]Transcept Pharmaceuticals Inc.	United States	219,400	1,281,296
			73,829,352
Total Common Stocks and Other Equity Interests (Cost $362,622,647)			487,981,706
Preferred Stocks (Cost $5,065,937) 0.9%			
Biotechnology 0.9%			
[a,f]FibroGen Inc., pfd., E	United States	1,128,271	4,817,717
		Principal Amount	
Convertible Bonds (Cost $1,480,677) 0.0%			
Biotechnology 0.0%			
[f,g]ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	Canada	1,500,000 CAD	—
Total Investments before Short Term Investments (Cost $369,169,261)			492,799,423
		Shares	
Short Term Investments 13.0%			
Money Market Funds (Cost $35,354,452) 6.8%			
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	35,354,452	35,354,452
Investments from Cash Collateral Received for Loaned Securities (Cost $32,504,343) 6.2%			
Money Market Funds 6.2%			
[i]BNY Mellon Overnight Government Fund, 0.111%	United States	32,504,343	32,504,343
Total Investments (Cost $437,028,056) 107.7%			560,658,218
Other Assets, less Liabilities (7.7)%			(40,015,676)
Net Assets 100.0%			$ 520,642,542

[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days.
[c]A portion or all of the security is on loan at January 31, 2013.
[d]At January 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the value of this security was $258,724, representing 0.05% of net assets.
[f]See Note 5 regarding restricted securities.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[i]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

CAD - Canadian Dollar

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 96.5%		
Automobiles & Components 1.2%		
[a]BorgWarner Inc.	416,400	$ 30,888,552
[a,b]Tesla Motors Inc.	225,000	8,439,750
		39,328,302
Banks 1.7%		
[a]Signature Bank	400,900	29,638,537
Wells Fargo & Co.	712,600	24,819,858
		54,458,395
Capital Goods 9.7%		
Danaher Corp.	645,800	38,702,794
Fastenal Co.	668,100	33,191,208
Honeywell International Inc.	352,000	24,020,480
The Manitowoc Co. Inc.	1,050,000	18,480,000
Pall Corp.	481,400	32,879,620
Precision Castparts Corp.	213,000	39,064,200
Rockwell Automation Inc.	222,800	19,871,532
Roper Industries Inc.	222,800	26,167,860
[a]Solarcity Corp.	99,600	1,456,152
TransDigm Group Inc.	178,100	24,121,864
[a]United Rentals Inc.	357,900	18,116,898
United Technologies Corp.	363,800	31,857,966
		307,930,574
Commercial & Professional Services 1.0%		
[a]Stericycle Inc.	339,400	32,022,390
Consumer Durables & Apparel 3.3%		
[a]Lululemon Athletica Inc. (Canada)	218,000	15,042,000
NIKE Inc., B	327,900	17,722,995
Ralph Lauren Corp.	226,200	37,657,776
TRI Pointe Homes Inc.	184,700	3,518,535
[a]Under Armour Inc., A	578,000	29,402,860
		103,344,166
Consumer Services 0.7%		
[a]Chipotle Mexican Grill Inc.	56,300	17,284,663
Norwegian Cruise Line Holdings Ltd.	137,700	3,631,149
		20,915,812
Diversified Financials 2.3%		
BlackRock Inc.	67,100	15,854,388
[a]IntercontinentalExchange Inc.	165,900	23,018,625
T. Rowe Price Group Inc.	489,900	35,003,355
		73,876,368
Energy 4.4%		
Chevron Corp.	384,300	44,252,145
[a]Cobalt International Energy Inc.	327,900	7,938,459
[a]FMC Technologies Inc.	378,600	17,926,710
National Oilwell Varco Inc.	226,200	16,770,468
Noble Energy Inc.	148,200	15,974,478
Schlumberger Ltd.	400,900	31,290,245
[a]Whiting Petroleum Corp.	143,000	6,803,940
		140,956,445
Food & Staples Retailing 1.3%		
Whole Foods Market Inc.	444,400	42,773,500
Food, Beverage & Tobacco 3.9%		
The Coca-Cola Co.	1,054,300	39,262,132
Mead Johnson Nutrition Co., A	248,900	18,916,400
PepsiCo Inc.	605,400	44,103,390

[a,b] WhiteWave Foods Co., A	1,339,200	21,681,648
		123,963,570
Health Care Equipment & Services 6.7%		
Abbott Laboratories	719,500	24,376,660
[a] Cerner Corp.	499,600	41,241,980
[a] DaVita HealthCare Partners Inc.	222,800	25,713,348
[a] Edwards Lifesciences Corp.	222,800	20,036,404
[a] Express Scripts Holding Co.	549,200	29,338,264
[a] HeartWare International Inc.	74,600	6,742,348
[a] IDEXX Laboratories Inc.	222,800	21,212,788
[a] Intuitive Surgical Inc.	31,600	18,150,408
McKesson Corp.	244,900	25,770,827
		212,583,027
Insurance 2.4%		
ACE Ltd.	445,300	37,997,449
Aflac Inc.	734,800	38,988,488
		76,985,937
Materials 3.9%		
Airgas Inc.	256,900	24,467,156
Ecolab Inc.	734,800	53,199,520
Praxair Inc.	418,800	46,222,956
		123,889,632
Media 5.7%		
[a] DIRECTV	601,200	30,745,368
[a] Discovery Communications Inc., C	756,700	48,209,357
Sirius XM Radio Inc.	7,608,800	23,891,632
Time Warner Cable Inc.	399,000	35,646,660
The Walt Disney Co.	801,700	43,195,596
		181,688,613
Pharmaceuticals, Biotechnology & Life Sciences 10.1%		
[a] Actavis Inc.	579,000	50,019,810
Allergan Inc.	452,500	47,517,025
[a,b] Amarin Corp. PLC, ADR (United Kingdom)	600,000	5,112,000
[a] ARIAD Pharmaceuticals Inc.	602,000	11,967,760
[a] Biogen Idec Inc.	258,400	40,331,072
Bristol-Myers Squibb Co.	685,100	24,759,514
[a] Celgene Corp.	400,900	39,673,064
[a] Medivation Inc.	150,000	8,154,000
Merck & Co. Inc.	369,300	15,972,225
Novo Nordisk AS, ADR (Denmark)	96,100	17,716,035
[a] Onyx Pharmaceuticals Inc.	202,900	15,728,808
[a] Pharmacyclics Inc.	150,000	10,399,500
[a] Waters Corp.	267,200	24,467,504
[c] Zoetis Inc.	331,700	8,292,500
		320,110,817
Real Estate 1.6%		
American Tower Corp.	668,100	50,875,815
Retailing 4.5%		
[a] Amazon.com Inc.	147,300	39,108,150
Dick's Sporting Goods Inc.	494,000	23,509,460
[a] Dollar General Corp.	720,500	33,301,510
[a] Priceline.com Inc.	24,800	16,999,656
Tractor Supply Co.	178,000	18,453,260
Ulta Salon Cosmetics & Fragrance Inc.	131,400	12,853,548
		144,225,584
Semiconductors & Semiconductor Equipment 1.7%		
Microchip Technology Inc.	757,100	25,324,995

Xilinx Inc.	801,700	29,254,033
		54,579,028
Software & Services 18.2%		
[a]ANSYS Inc.	334,000	24,582,400
[a]Bottomline Technologies Inc.	501,800	14,592,344
[a]BroadSoft Inc.	200,000	6,794,000
[a]Check Point Software Technologies Ltd. (Israel)	150,000	7,500,000
[a]Cognizant Technology Solutions Corp., A	228,000	17,825,040
[a]eBay Inc.	723,900	40,487,727
[a]Facebook Inc., A	475,000	14,710,750
[a]Fortinet Inc.	450,000	10,615,500
[a]Google Inc., A	91,400	69,070,066
International Business Machines Corp.	231,800	47,071,626
[a]LinkedIn Corp., A	138,000	17,083,020
MasterCard Inc., A	124,600	64,592,640
[a]Nuance Communications Inc.	999,900	24,047,595
Oracle Corp.	1,402,900	49,816,979
[a]Red Hat Inc.	467,700	25,985,412
[a]Salesforce.com Inc.	204,900	35,269,437
[a]Splunk Inc.	175,000	5,768,000
[a]Vantiv Inc., A	904,900	18,840,018
Visa Inc., A	423,200	66,827,512
[a]VMware Inc., A	211,600	16,183,168
		577,663,234
Technology Hardware & Equipment 7.5%		
[a]Acme Packet Inc.	866,400	20,940,888
Apple Inc.	226,200	102,991,122
[a]F5 Networks Inc.	97,900	10,267,752
National Instruments Corp.	579,000	16,443,600
QUALCOMM Inc.	895,000	59,096,850
[a]Trimble Navigation Ltd.	450,000	28,125,000
		237,865,212
Telecommunication Services 0.7%		
[a]SBA Communications Corp.	325,000	22,639,500
Transportation 4.0%		
Expeditors International of Washington Inc.	356,300	15,285,270
[a]Genesee & Wyoming Inc.	200,400	16,949,832
[a]Hub Group Inc., A	645,800	23,771,898
Kansas City Southern	364,500	33,938,595
[a]Spirit Airlines Inc.	316,800	6,142,752
Union Pacific Corp.	239,900	31,537,254
		127,625,601
Total Common Stocks (Cost $2,108,248,483)		3,070,301,522
Preferred Stocks (Cost $9,999,998) 0.3%		
Pharmaceuticals, Biotechnology & Life Sciences 0.3%		
[a,d]FibroGen Inc., pfd., E	2,227,171	9,510,020
Total Investments before Short Term Investments (Cost $2,118,248,481)		3,079,811,542
Short Term Investments 3.9%		
Money Market Funds (Cost $97,884,933) 3.0%		
[a,e]Institutional Fiduciary Trust Money Market Portfolio	97,884,933	97,884,933
Investments from Cash Collateral Received for Loaned Securities (Cost $28,171,000) 0.9%		
Money Market Funds 0.9%		
[f]BNY Mellon Overnight Government Fund, 0.111%	28,171,000	28,171,000

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $2,244,304,414) 100.7%		3,205,867,475
Other Assets, less Liabilities (0.7)%		(23,113,954)
Net Assets 100.0%	$	3,182,753,521

[a] Non-income producing.
[b] A portion or all of the security is on loan at January 31, 2013.
[c] A portion or all of the security purchased on a delayed delivery basis.
[d] See Note 5 regarding restricted securities.
[e] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[f] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 98.2%			
Consumer Discretionary 9.8%			
[a]BorgWarner Inc.	United States	10,400	$ 771,472
Guess? Inc.	United States	27,700	750,393
NIKE Inc., B	United States	15,118	817,128
			2,338,993
Consumer Staples 9.6%			
Bunge Ltd.	United States	7,860	626,128
CVS Caremark Corp.	United States	17,780	910,336
Mead Johnson Nutrition Co., A	United States	10,180	773,680
			2,310,144
Energy 9.7%			
Anadarko Petroleum Corp.	United States	10,280	822,606
Marathon Oil Corp.	United States	22,440	754,208
Schlumberger Ltd.	United States	9,680	755,524
			2,332,338
Financials 16.1%			
BlackRock Inc.	United States	3,017	712,857
Capital One Financial Corp.	United States	11,430	643,738
Citigroup Inc.	United States	17,710	746,653
The Hartford Financial Services Group Inc.	United States	31,260	775,248
JPMorgan Chase & Co.	United States	20,563	967,489
			3,845,985
Health Care 14.1%			
[a]Actavis Inc.	United States	7,770	671,250
Aetna Inc.	United States	9,890	476,995
Merck & Co. Inc.	United States	16,224	701,688
Roche Holding AG	Switzerland	3,600	796,397
Teva Pharmaceutical Industries Ltd., ADR	Israel	17,540	666,345
[b]Zoetis Inc.	United States	2,500	62,500
			3,375,175
Industrials 6.7%			
FedEx Corp.	United States	5,920	600,584
Gardner Denver Inc.	United States	5,530	389,146
Norfolk Southern Corp.	United States	8,840	608,811
			1,598,541
Information Technology 20.8%			
[a]Adobe Systems Inc.	United States	19,090	722,175
Cisco Systems Inc.	United States	27,320	561,972
Corning Inc.	United States	65,320	783,840
[a]EMC Corp.	United States	14,300	351,923
[a]Google Inc., A	United States	990	748,133
International Business Machines Corp.	United States	2,560	519,859
Maxim Integrated Products Inc.	United States	17,930	563,899
Visa Inc., A	United States	4,550	718,490
			4,970,291
Materials 11.4%			
Barrick Gold Corp.	Canada	15,860	506,251
Celanese Corp., A	United States	11,830	554,591
CF Industries Holdings Inc.	United States	540	123,752
LyondellBasell Industries NV, A	United States	16,400	1,040,088
PPG Industries Inc.	United States	3,620	499,089
			2,723,771
Total Common Stocks (Cost $18,749,403)			23,495,238
Short Term Investments (Cost $327,818) 1.4%			
Money Market Funds 1.4%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	327,818	327,818

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $19,077,221) 99.6%		23,823,056
Other Assets, less Liabilities 0.4%		97,950
Net Assets 100.0%	$	23,921,006

[a] Non-income producing.
[b] Security purchased on a delayed delivery basis.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares	Value
Common Stocks 99.9%			
Consumer Discretionary 15.4%			
[a]Amazon.com Inc.	United States	31,900	$ 8,469,450
[a]BorgWarner Inc.	United States	61,000	4,524,980
[a]Buffalo Wild Wings Inc.	United States	31,600	2,324,180
[a]Chipotle Mexican Grill Inc.	United States	17,600	5,403,376
[a]Dollar General Corp.	United States	72,200	3,337,084
Las Vegas Sands Corp.	United States	116,100	6,414,525
[a]Lululemon Athletica Inc.	Canada	29,100	2,007,900
McDonald's Corp.	United States	34,100	3,249,389
[a]Michael Kors Holdings Ltd.	United States	41,200	2,312,556
NIKE Inc., B	United States	117,300	6,340,065
Norwegian Cruise Line Holdings Ltd.	United States	18,800	495,756
[a]Priceline.com Inc.	United States	6,100	4,181,367
Ralph Lauren Corp.	United States	38,200	6,359,536
[a]Shutterfly Inc.	United States	54,800	1,812,784
Starbucks Corp.	United States	51,600	2,895,792
Ulta Salon Cosmetics & Fragrance Inc.	United States	33,000	3,228,060
[a]Under Armour Inc., A	United States	82,600	4,201,862
			67,558,662
Consumer Staples 2.2%			
[a,b]Boston Beer Inc., A	United States	19,600	2,750,664
Mead Johnson Nutrition Co., A	United States	64,600	4,909,600
[a]Monster Beverage Corp.	United States	44,300	2,121,970
			9,782,234
Energy 6.3%			
Anadarko Petroleum Corp.	United States	44,800	3,584,896
[a]Cameron International Corp.	United States	93,500	5,919,485
[a]FMC Technologies Inc.	United States	71,160	3,369,426
[a]Key Energy Services Inc.	United States	345,000	2,804,850
Schlumberger Ltd.	United States	82,780	6,460,979
SM Energy Co.	United States	94,300	5,484,488
			27,624,124
Financials 7.4%			
[a]Affiliated Managers Group Inc.	United States	23,100	3,324,783
BlackRock Inc.	United States	35,480	8,383,214
[a]CBRE Group Inc.	United States	152,900	3,299,582
Citigroup Inc.	United States	50,200	2,116,432
JPMorgan Chase & Co.	United States	149,500	7,033,975
[a]Realogy Holdings Corp.	United States	68,500	3,066,745
[a]Signature Bank	United States	68,000	5,027,240
			32,251,971
Health Care 14.6%			
[a]Actavis Inc.	United States	65,600	5,667,184
Allergan Inc.	United States	88,200	9,261,882
[a,b]Amarin Corp. PLC, ADR	United Kingdom	256,700	2,187,084
[a]Biogen Idec Inc.	United States	30,100	4,698,008
[a]Catamaran Corp.	Canada	63,100	3,274,259
[a]Celgene Corp.	United States	68,200	6,749,072
[a]Express Scripts Holding Co.	United States	109,700	5,860,174
[a]Gilead Sciences Inc.	United States	257,920	10,174,944
[a]HeartWare International Inc.	United States	24,000	2,169,120
[a]Medivation Inc.	United States	82,300	4,473,828
[a]Onyx Pharmaceuticals Inc.	United States	49,500	3,837,240
Perrigo Co.	United States	19,966	2,006,783
[a]Pharmacyclics Inc.	United States	33,000	2,287,890

Franklin Strategic Series

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[c]Zoetis Inc.	United States	45,500	1,183,000
			63,830,468
Industrials 13.4%			
Allegiant Travel Co.	United States	48,671	3,624,529
Cummins Inc.	United States	38,500	4,420,955
[a,b]DigitalGlobe Inc.	United States	77,400	2,164,878
Fastenal Co.	United States	91,594	4,550,390
FedEx Corp.	United States	35,900	3,642,055
Flowserve Corp.	United States	30,900	4,844,193
[a]Hexcel Corp.	United States	120,800	3,236,232
[a]IHS Inc., A	United States	34,100	3,508,890
Kansas City Southern	United States	81,700	7,607,087
Precision Castparts Corp.	United States	53,930	9,890,762
Rockwell Automation Inc.	United States	50,200	4,477,338
[a]United Rentals Inc.	United States	71,600	3,624,392
[a]Verisk Analytics Inc., A	United States	59,200	3,265,472
			58,857,173
Information Technology 29.3%			
[a]Acme Packet Inc.	United States	120,500	2,912,485
Apple Inc.	United States	30,200	13,750,362
ARM Holdings PLC	United Kingdom	334,900	4,582,075
[a]Citrix Systems Inc.	United States	63,000	4,609,080
[a]eBay Inc.	United States	102,000	5,704,860
[a]EMC Corp.	United States	220,200	5,419,122
[a]Equinix Inc.	United States	22,100	4,761,003
[a]F5 Networks Inc.	United States	54,500	5,715,960
[a]Facebook Inc., A	United States	95,900	2,970,023
[a]Google Inc., A	United States	17,590	13,292,587
International Business Machines Corp.	United States	16,500	3,350,655
[a]LinkedIn Corp., A	United States	23,600	2,921,444
MasterCard Inc., A	United States	28,500	14,774,400
QUALCOMM Inc.	United States	161,280	10,649,319
[a]Red Hat Inc.	United States	40,500	2,250,180
[a]Salesforce.com Inc.	United States	31,900	5,490,947
[a]Semtech Corp.	United States	81,600	2,461,056
[a]Silicon Laboratories Inc.	United States	75,000	3,273,000
[a]Trimble Navigation Ltd.	United States	73,640	4,602,500
[a]ViaSat Inc.	United States	105,400	4,048,414
Visa Inc., A	United States	42,300	6,679,593
[a]Workday Inc.	United States	41,900	2,238,298
[a]Yahoo! Inc.	United States	106,400	2,088,632
			128,545,995
Materials 7.2%			
Airgas Inc.	United States	32,800	3,123,872
[b]Axiall Corp.	United States	56,500	3,174,170
Celanese Corp., A	United States	129,700	6,080,336
LyondellBasell Industries NV, A	United States	71,300	4,521,846
Monsanto Co.	United States	56,500	5,726,275
Praxair Inc.	United States	37,700	4,160,949
The Sherwin-Williams Co.	United States	28,800	4,669,632
			31,457,080
Telecommunication Services 4.1%			
[a]Crown Castle International Corp.	United States	49,000	3,455,480
[a]SBA Communications Corp.	United States	208,160	14,500,426
			17,955,906
Total Common Stocks (Cost $319,436,302)			437,863,613
Short Term Investments 3.1%			
Money Market Funds (Cost $1,806,829) 0.4%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	1,806,829	1,806,829

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Investments from Cash Collateral Received for Loaned Securities (Cost $11,514,400) 2.7%			
Money Market Funds 2.7%			
[e]BNY Mellon Overnight Government Fund, 0.111%	United States	11,514,400	11,514,400
Total Investments (Cost $332,757,531) 103.0%			451,184,842
Other Assets, less Liabilities (3.0)%			(12,938,216)
Net Assets 100.0%			$ 438,246,626

[a]Non-income producing.
[b]A portion or all of the security is on loan at January 31, 2013.
[c]A portion or all of the security purchased on a delayed delivery basis.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[e]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 94.6%			
Agricultural Products 0.5%			
Bunge Ltd.	United States	64,000	$ 5,098,240
Coal & Consumable Fuels 2.7%			
[a]Alpha Natural Resources Inc.	United States	762,000	6,751,320
[a,b]Energy Coal Resources, 144A	United States	199,375	—
Peabody Energy Corp.	United States	612,250	15,398,087
[a]Uranium One Inc.	Canada	1,543,000	4,207,268
			26,356,675
Commodity Chemicals 0.7%			
LyondellBasell Industries NV, A	United States	107,000	6,785,940
Construction & Engineering 0.3%			
Boart Longyear Ltd.	Australia	1,527,715	3,265,857
Diversified Metals & Mining 11.5%			
BHP Billiton PLC, ADR	United Kingdom	253,000	17,365,920
Freeport-McMoRan Copper & Gold Inc., B	United States	460,000	16,215,000
Iluka Resources Ltd.	Australia	215,000	2,179,243
[a]Imperial Metals Corp.	Canada	383,000	5,152,484
[a]Ivanhoe Australia Ltd.	Australia	4,106,290	1,905,507
[a,c]MMG Ltd., 144A	China	10,856,000	4,409,310
[a]Molycorp Inc.	United States	933,000	6,885,540
[a]Nautilus Minerals Inc.	Canada	746,000	329,046
[a,c]Nautilus Minerals Inc., 144A	Canada	433,000	190,988
PanAust Ltd.	Australia	1,231,687	3,788,989
Rio Tinto PLC, ADR	United Kingdom	163,000	9,204,610
[a]Sandfire Resources NL	Australia	557,667	4,535,974
Teck Resources Ltd., B	Canada	379,000	13,829,710
[a]Turquoise Hill Resources Ltd.	Canada	451,100	3,496,025
Walter Energy Inc.	United States	241,250	9,058,937
Xstrata PLC	United Kingdom	714,000	13,380,918
			111,928,201
Fertilizers & Agricultural Chemicals 0.5%			
Potash Corp. of Saskatchewan Inc.	Canada	115,000	4,887,500
Gold 6.8%			
AngloGold Ashanti Ltd., ADR	South Africa	218,000	6,108,360
[a]B2Gold Corp.	Canada	991,600	3,817,096
Barrick Gold Corp.	Canada	278,000	8,873,760
[a]G-Resources Group Ltd.	Hong Kong	31,232,900	1,731,693
[a,c]G-Resources Group Ltd., 144A	Hong Kong	14,340,000	795,074
Goldcorp Inc.	Canada	260,000	9,175,400
[a]Guyana Goldfields Inc.	Canada	324,100	1,098,148
[a,c]Guyana Goldfields Inc., 144A	Canada	447,000	1,514,571
Newcrest Mining Ltd.	Australia	300,000	7,320,456
Newcrest Mining Ltd., ADR	Australia	95,000	2,299,000
[a]Osisko Mining Corp.	Canada	806,000	5,583,139
[a,c]Osisko Mining Corp., 144A	Canada	391,000	2,708,446
Randgold Resources Ltd., ADR	United Kingdom	68,500	6,449,960
[a]Romarco Minerals Inc.	Canada	3,575,000	3,189,564
[a]Silver Lake Resources Ltd.	Australia	811,600	2,158,158
[a]St. Barbara Ltd.	Australia	1,908,861	2,856,454
			65,679,279
Independent Power Producers & Energy Traders 0.1%			
[a]Alterra Power Corp.	Canada	2,609,800	1,072,646
Industrial Machinery 0.5%			
Robbins & Myers Inc.	United States	78,000	4,545,840
Integrated Oil & Gas 11.8%			
BP PLC, ADR	United Kingdom	175,000	7,791,000
Chevron Corp.	United States	228,000	26,254,200
Exxon Mobil Corp.	United States	264,000	23,752,080

Hess Corp.	United States	144,000	9,671,040
Occidental Petroleum Corp.	United States	355,000	31,335,850
Petroleo Brasileiro SA, ADR	Brazil	63,000	1,151,640
Total SA, B, ADR	France	269,700	14,642,013
			114,597,823
Oil & Gas Drilling 3.3%			
Ensco PLC, A	United States	224,519	14,272,673
Noble Corp.	United States	125,000	5,062,500
[a]Pioneer Energy Services Corp.	United States	697,000	5,283,260
[a]Rowan Cos. PLC	United States	215,000	7,413,200
			32,031,633
Oil & Gas Equipment & Services 23.3%			
Baker Hughes Inc.	United States	156,100	6,980,792
[a]C&J Energy Services Inc.	United States	235,000	5,383,850
[a]Cameron International Corp.	United States	238,000	15,067,780
[a]Dresser-Rand Group Inc.	United States	117,000	7,142,850
[a]Dril-Quip Inc.	United States	100,900	8,181,981
[a]FMC Technologies Inc.	United States	303,000	14,347,050
[a]Forum Energy Technologies Inc.	United States	153,700	3,920,887
Halliburton Co.	United States	756,000	30,754,080
[a]Hornbeck Offshore Services Inc.	United States	182,000	6,699,420
[a]Key Energy Services Inc.	United States	1,586,000	12,894,180
National Oilwell Varco Inc.	United States	203,000	15,050,420
Oceaneering International Inc.	United States	131,000	8,280,510
[a]Oil States International Inc.	United States	126,000	9,775,080
[a]PHI Inc., non-voting	United States	126,000	4,169,340
[a]RigNet Inc.	United States	188,800	4,044,096
Schlumberger Ltd.	United States	517,804	40,414,602
[a]Superior Energy Services Inc.	United States	531,000	13,259,070
Tidewater Inc.	United States	98,500	4,843,245
[a]Weatherford International Ltd.	United States	1,072,000	14,311,200
			225,520,433
Oil & Gas Exploration & Production 27.5%			
Anadarko Petroleum Corp.	United States	455,000	36,409,100
Apache Corp.	United States	183,000	15,328,080
Cabot Oil & Gas Corp., A	United States	271,000	14,303,380
Canadian Natural Resources Ltd.	Canada	387,300	11,694,127
[a]Chariot Oil & Gas Ltd.	United Kingdom	1,735,000	863,267
Cimarex Energy Co.	United States	82,000	5,236,520
[a]Cobalt International Energy Inc.	United States	377,800	9,146,538
[a]Concho Resources Inc.	United States	53,600	4,889,392
Devon Energy Corp.	United States	434,000	24,820,460
EnCana Corp.	Canada	320,000	6,195,200
[a]Gran Tierra Energy Inc.	Canada	1,190,000	6,342,700
[a]HRT Participacoes em Petroleo SA	Brazil	361,000	680,003
[a]Kodiak Oil & Gas Corp.	Canada	510,000	4,692,000
[a]Kosmos Energy Ltd.	United States	399,370	4,944,201
Marathon Oil Corp.	United States	256,000	8,604,160
[a]MEG Energy Corp.	Canada	158,600	5,419,953
Noble Energy Inc.	United States	171,600	18,496,764
[a]OGX Petroleo e Gas Participacoes SA	Brazil	783,500	1,613,598
Pacific Rubiales Energy Corp.	Colombia	117,976	2,752,044
[a]PDC Energy Inc.	United States	188,600	6,983,858
[a]Platino Energy Corp.	Canada	334,400	462,605
QEP Resources Inc.	United States	313,000	9,186,550
SM Energy Co.	United States	245,000	14,249,200
[a]Southwestern Energy Co.	United States	568,000	19,482,400
[a]Triangle Petroleum Corp.	United States	1,392,000	8,755,680
Tullow Oil PLC	United Kingdom	556,100	10,040,330
[a]Whiting Petroleum Corp.	United States	310,289	14,763,551
			266,355,661
Oil & Gas Refining & Marketing 2.7%			
Marathon Petroleum Corp.	United States	107,400	7,970,154

Franklin Strategic Series

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Phillips 66	United States	160,500	9,721,485
Valero Energy Corp.	United States	186,000	8,133,780
			25,825,419
Precious Metals & Minerals 1.0%			
[a]MAG Silver Corp.	Canada	320,000	3,573,555
[a]North American Palladium Ltd.	Canada	1,044,900	1,734,534
[a]Tahoe Resources Inc.	Canada	50,000	806,476
[a,c]Tahoe Resources Inc., 144A	Canada	206,000	3,322,681
			9,437,246
Specialty Chemicals 0.6%			
Celanese Corp., A	United States	132,300	6,202,224
Steel 0.8%			
Cliffs Natural Resources Inc.	United States	132,000	4,924,920
[d]United States Steel Corp.	United States	119,000	2,659,650
			7,584,570
Total Common Stocks (Cost $738,407,411)			917,175,187
Convertible Preferred Stocks (Cost $7,000,000) 0.8%			
Oil & Gas Exploration & Production 0.8%			
[c]Sanchez Energy Corp., 4.875%, cvt. pfd., 144A	United States	140,000	7,500,486
Preferred Stocks 1.4%			
Coal & Consumable Fuels 0.0%			
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—
Integrated Oil & Gas 0.8%			
Petroleo Brasileiro SA, ADR, pfd.	Brazil	415,000	7,507,350
Steel 0.6%			
Vale SA, ADR, pfd., A	Brazil	293,000	5,640,250
Total Preferred Stocks (Cost $15,475,238)			13,147,600
		Principal Amount*	
Convertible Bonds (Cost $4,453,000) 0.4%			
Diversified Metals & Mining 0.4%			
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	4,453,000	3,856,298
Total Investments before Short Term Investments (Cost $765,335,649)			941,679,571
		Shares	
Short Term Investments 2.7%			
Money Market Funds (Cost $23,538,607) 2.4%			
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	23,538,607	23,538,607
Investments from Cash Collateral Received for Loaned Securities (Cost $2,599,000) 0.3%			
Money Market Funds 0.3%			
[f]BNY Mellon Overnight Government Fund, 0.111%	United States	2,599,000	2,599,000
Total Investments (Cost $791,473,256) 99.9%			967,817,178
Other Assets, less Liabilities 0.1%			1,334,050
Net Assets 100.0%			$ 969,151,228

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]See Note 5 regarding restricted securities.

[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $20,441,556, representing 2.11% of net assets.

[d]A portion or all of the security is on loan at January 31, 2013.

[e]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

[f]The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 95.6%		
Consumer Discretionary 18.1%		
[a,b]Blue Nile Inc.	75,200	$ 2,518,448
[a]Buffalo Wild Wings Inc.	71,200	5,236,760
[a]Citi Trends Inc.	200,600	2,595,764
[a,b]Coinstar Inc.	113,700	5,785,056
[a]Grand Canyon Education Inc.	252,400	6,022,264
Guess? Inc.	128,100	3,470,229
[a]HomeAway Inc.	169,500	4,062,915
[a]Iconix Brand Group Inc.	200,100	4,812,405
[a]Imax Corp. (Canada)	203,800	4,815,794
[a]Jack in the Box Inc.	161,600	4,691,248
Lithia Motors Inc.	44,395	1,920,971
[a,b]Mattress Firm Holding Corp.	128,100	3,591,924
[a]Shutterfly Inc.	181,200	5,994,096
[a]Tenneco Inc.	148,200	5,181,072
[a]Under Armour Inc., A	46,100	2,345,107
[a]Vitamin Shoppe Inc.	50,300	3,072,324
Wolverine World Wide Inc.	111,800	4,807,400
		70,923,777
Consumer Staples 4.4%		
[a,b]Boston Beer Inc., A	35,700	5,010,138
Casey's General Stores Inc.	90,100	4,931,173
[a]Hain Celestial Group Inc.	50,600	2,883,694
[a]TreeHouse Foods Inc.	84,600	4,477,878
		17,302,883
Energy 6.3%		
[a]C&J Energy Services Inc.	184,100	4,217,731
[a]Key Energy Services Inc.	522,300	4,246,299
[a]PDC Energy Inc.	100,000	3,703,000
[a]Pioneer Energy Services Corp.	558,300	4,231,914
[a]Sanchez Energy Corp.	237,700	4,749,246
[a]Superior Energy Services Inc.	132,100	3,298,537
		24,446,727
Financials 6.6%		
[a]Affiliated Managers Group Inc.	13,800	1,986,234
Evercore Partners Inc.	159,900	6,127,368
Hancock Holding Co.	90,100	2,722,822
Manning & Napier Inc.	145,500	2,051,550
[a]Netspend Holdings Inc.	231,100	2,505,124
[a]Signature Bank	38,500	2,846,305
TCF Financial Corp.	317,500	4,337,050
[a]Virtus Investment Partners Inc.	21,800	3,248,418
		25,824,871
Health Care 15.5%		
[a,b]Amarin Corp. PLC, ADR (United Kingdom)	239,300	2,038,836
[a]DexCom Inc.	408,400	6,219,932
[a]Greatbatch Inc.	193,500	5,135,490
[a]HeartWare International Inc.	39,900	3,606,162
[a]HMS Holdings Corp.	159,100	4,337,066
[a]Impax Laboratories Inc.	236,900	4,775,904
[a]InterMune Inc.	169,734	1,671,880
[a]MWI Veterinary Supply Inc.	33,700	3,784,847
[a]Neogen Corp.	79,700	3,705,253
[a]PAREXEL International Corp.	199,300	6,746,305
[a]Pharmacyclics Inc.	55,700	3,861,681
[a]Puma Biotechnology Inc.	106,200	2,457,468
[a]Salix Pharmaceuticals Ltd.	58,200	2,787,780
[a]Thoratec Corp.	75,500	2,758,015
[a]Vanguard Health Systems Inc.	212,000	2,961,640

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[a]Volcano Corp.	157,500	3,943,800
		60,792,059
Industrials 17.3%		
[a]The Advisory Board Co.	100,700	5,460,961
Allegiant Travel Co.	70,000	5,212,900
Altra Holdings Inc.	203,600	4,876,220
[a]Colfax Corp.	92,400	4,121,964
[a]CyrusOne Inc.	45,500	963,235
[a]DigitalGlobe Inc.	180,500	5,048,585
[a,b]Echo Global Logistics Inc.	273,200	5,073,324
[a]Hexcel Corp.	133,400	3,573,786
[a]Hub Group Inc., A	124,900	4,597,569
[a]Huron Consulting Group Inc.	148,500	5,063,850
Interface Inc.	115,025	1,930,120
[a]The Keyw Holding Corp.	267,313	3,437,645
The Manitowoc Co. Inc.	412,700	7,263,520
[a]Mobile Mini Inc.	308,100	7,394,400
[a]Spirit Airlines Inc.	194,600	3,773,294
		67,791,373
Information Technology 25.9%		
[a]Acme Packet Inc.	207,200	5,008,024
[a]Advent Software Inc.	166,300	4,099,295
[a]Bottomline Technologies Inc.	291,004	8,462,397
[a]CIBER Inc.	798,400	2,698,592
Cognex Corp.	137,800	5,465,148
[a]Envestnet Inc.	239,400	3,330,054
[a]Fabrinet	320,202	4,687,757
[a]FARO Technologies Inc.	162,100	5,383,341
[a]Guidewire Software Inc.	59,000	1,954,080
[a]Ixia	295,300	5,607,747
[a]Lattice Semiconductor Corp.	1,507,900	6,710,155
National Instruments Corp.	108,400	3,078,560
[a]OpenTable Inc.	53,000	2,792,570
[a]OSI Systems Inc.	67,900	3,697,834
Power Integrations Inc.	131,200	4,906,880
[a]Sapient Corp.	443,420	5,369,816
[a]Semtech Corp.	207,100	6,246,136
[a]Shoretel Inc.	592,400	2,541,396
[a]Silicon Laboratories Inc.	122,900	5,363,356
[a]ViaSat Inc.	127,800	4,908,798
[a]Volterra Semiconductor Corp.	230,518	3,789,716
[a,b]Yelp Inc.	253,500	5,384,340
		101,485,992
Materials 1.5%		
H.B. Fuller Co.	146,300	5,717,404
Total Common Stocks (Cost $287,278,877)		374,285,086
Short Term Investments 10.1%		
Money Market Funds (Cost $18,089,461) 4.6%		
[a,c]Institutional Fiduciary Trust Money Market Portfolio	18,089,461	18,089,461
Investments from Cash Collateral Received for Loaned Securities (Cost $21,460,590) 5.5%		
Money Market Funds 5.5%		
[d]BNY Mellon Overnight Government Fund, 0.111%	21,460,590	21,460,590

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $326,828,928) 105.7%		413,835,137
Other Assets, less Liabilities (5.7)%		(22,384,124)
Net Assets 100.0%	$	391,451,013

[a] Non-income producing.
[b] A portion or all of the security is on loan at January 31, 2013.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[d] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares/Warrants		Value
Common Stocks and Other Equity Interests 96.6%			
Consumer Discretionary 23.8%			
[a]AMC Networks Inc., A	180,525	$	10,284,509
[a]BorgWarner Inc.	800,000		59,344,000
[a]Buffalo Wild Wings Inc.	450,000		33,097,500
[a]Charter Communications Inc., A	110,200		8,592,294
[a]Chipotle Mexican Grill Inc.	152,700		46,880,427
[a]Delphi Automotive PLC (United Kingdom)	248,300		9,599,278
Dick's Sporting Goods Inc.	1,050,000		49,969,500
[a]Discovery Communications Inc., A	329,700		22,874,586
[a]Dollar General Corp.	1,050,000		48,531,000
GNC Holdings Inc., A	1,236,200		44,429,028
[a,b]HomeAway Inc.	663,100		15,894,507
[a]Iconix Brand Group Inc.	550,000		13,227,500
[a]Jarden Corp.	799,600		47,048,464
Kohl's Corp.	78,800		3,647,652
[a]Liberty Media Corp., A	236,600		26,383,266
[a]Lululemon Athletica Inc. (Canada)	319,700		22,059,300
Marriott International Inc., A	591,000		23,628,180
[a]Michael Kors Holdings Ltd.	216,400		12,146,532
Nordstrom Inc.	246,600		13,619,718
Ralph Lauren Corp.	257,000		42,785,360
Ross Stores Inc.	353,700		21,115,890
Starwood Hotels & Resorts Worldwide Inc.	498,500		30,612,885
[a]Tenneco Inc.	965,500		33,753,880
Tiffany & Co.	546,900		35,958,675
Tractor Supply Co.	455,600		47,232,052
Ulta Salon Cosmetics & Fragrance Inc.	226,500		22,156,230
[a]Under Armour Inc., A	417,300		21,228,051
Wolverine World Wide Inc.	1,271,200		54,661,600
Wynn Resorts Ltd.	200,000		25,044,000
			845,805,864
Consumer Staples 4.7%			
[a,b]Boston Beer Inc., A	268,767		37,718,761
Mead Johnson Nutrition Co., A	672,200		51,087,200
[a]TreeHouse Foods Inc.	604,200		31,980,306
Whole Foods Market Inc.	490,000		47,162,500
			167,948,767
Energy 6.4%			
Cabot Oil & Gas Corp., A	679,700		35,874,566
[a]Cameron International Corp.	501,700		31,762,627
[a]FMC Technologies Inc.	500,000		23,675,000
Oceaneering International Inc.	310,600		19,633,026
Range Resources Corp.	240,400		16,147,668
SM Energy Co.	386,300		22,467,208
[a]Southwestern Energy Co.	1,423,700		48,832,910
[a]Superior Energy Services Inc.	1,229,600		30,703,112
			229,096,117
Financials 6.5%			
[a]Affiliated Managers Group Inc.	415,000		59,730,950
Digital Realty Trust Inc.	211,500		14,362,965
Hancock Holding Co.	808,500		24,432,870
[a]IntercontinentalExchange Inc.	209,648		29,088,660
Jones Lang LaSalle Inc.	272,300		25,089,722
Lazard Ltd., A	850,000		29,452,500
[a]Signature Bank	460,000		34,007,800
T. Rowe Price Group Inc.	225,000		16,076,250
			232,241,717
Health Care 11.8%			
[a]Actavis Inc.	521,300		45,035,107

Agilent Technologies Inc.	571,000	25,569,380
[a]Alexion Pharmaceuticals Inc.	375,000	35,246,250
[a,b]Amarin Corp. PLC, ADR (United Kingdom)	984,200	8,385,384
[a]ARIAD Pharmaceuticals Inc.	570,500	11,341,540
[a]CareFusion Corp.	524,500	16,280,480
[a]Catamaran Corp. (Canada)	200,300	10,393,567
[a]Cerner Corp.	600,000	49,530,000
[a]DaVita HealthCare Partners Inc.	288,200	33,261,162
[a]Edwards Lifesciences Corp.	195,900	17,617,287
[a]HeartWare International Inc.	173,600	15,689,968
[a]Hospira Inc.	389,600	13,293,152
[a]Illumina Inc.	243,000	12,303,090
[a]Medivation Inc.	290,000	15,764,400
[a]Mettler-Toledo International Inc.	155,000	32,942,150
[a]Pharmacyclics Inc.	229,800	15,932,034
[a,b,c]Stereotaxis Inc.	265,000	567,100
[a,c,d]Stereotaxis Inc., 144A	515,576	1,103,333
[a,c,e]Stereotaxis Inc., wts., 144A, 5/07/18	515,576	923,552
[a]Thoratec Corp.	317,300	11,590,969
[a]Varian Medical Systems Inc.	48,600	3,433,590
[a]Vertex Pharmaceuticals Inc.	334,300	14,969,954
[a]Waters Corp.	315,000	28,844,550
		420,017,999
Industrials 17.1%		
[a]The Advisory Board Co.	66,200	3,590,026
Allegiant Travel Co.	450,000	33,511,500
AMETEK Inc.	1,507,050	61,773,979
[a]B/E Aerospace Inc.	550,000	28,319,500
[a]Colfax Corp.	325,500	14,520,555
[a]Delta Air Lines Inc.	647,200	8,989,608
[a]DigitalGlobe Inc.	326,000	9,118,220
Fastenal Co.	712,400	35,392,032
Flowserve Corp.	300,000	47,031,000
[a]Genesee & Wyoming Inc.	318,400	26,930,272
[a]Hexcel Corp.	906,100	24,274,419
[a]IHS Inc., A	255,600	26,301,240
J.B. Hunt Transport Services Inc.	456,600	30,715,482
Kansas City Southern	300,600	27,988,866
The Manitowoc Co. Inc.	1,653,000	29,092,800
Pall Corp.	386,000	26,363,800
Robert Half International Inc.	939,800	33,118,552
Rockwell Automation Inc.	497,900	44,407,701
Roper Industries Inc.	466,130	54,746,969
[a]United Rentals Inc.	524,500	26,550,190
[a]Verisk Analytics Inc., A	265,000	14,617,400
		607,354,111
Information Technology 20.4%		
[a]Acme Packet Inc.	1,196,500	28,919,405
[a]Alliance Data Systems Corp.	235,000	37,036,000
[a]ANSYS Inc.	657,500	48,392,000
[a]Autodesk Inc.	321,600	12,503,808
Avago Technologies Ltd. (Singapore)	1,001,201	35,812,960
[a]Bottomline Technologies Inc.	600,000	17,448,000
[a]Check Point Software Technologies Ltd. (Israel)	624,400	31,220,000
[a]Citrix Systems Inc.	492,400	36,023,984
[a]Electronic Arts Inc.	708,300	11,141,559
[a]Equinix Inc.	150,000	32,314,500
[a]F5 Networks Inc.	472,500	49,555,800
[a]FleetCor Technologies Inc.	488,600	29,237,824
[a]Hittite Microwave Corp.	569,947	34,983,347
[a]LinkedIn Corp., A	177,800	22,009,862
[a]Nuance Communications Inc.	2,100,000	50,505,000
[a]NXP Semiconductors NV (Netherlands)	997,900	29,927,021
[a,b]Palo Alto Networks Inc.	81,100	4,489,696

[a]Red Hat Inc.	644,300	35,797,308
[a]Semtech Corp.	3,300	99,528
[a]Shoretel Inc.	1,180,000	5,062,200
[a]Silicon Laboratories Inc.	704,926	30,762,970
[a]Trimble Navigation Ltd.	702,300	43,893,750
[a]VeriFone Systems Inc.	402,400	13,971,328
[a]VeriSign Inc.	323,200	14,030,112
[a]ViaSat Inc.	799,500	30,708,795
[a]Workday Inc.	31,700	1,693,414
Xilinx Inc.	1,075,000	39,226,750
		726,766,921
Materials 3.0%		
Airgas Inc.	249,400	23,752,856
Celanese Corp., A	535,300	25,094,864
H.B. Fuller Co.	152,100	5,944,068
The Sherwin-Williams Co.	176,300	28,585,282
Walter Energy Inc.	650,000	24,407,500
		107,784,570
Telecommunication Services 1.6%		
[a]SBA Communications Corp.	800,000	55,728,000
Utilities 1.3%		
[a]Calpine Corp.	2,250,400	44,400,392
Total Common Stocks and Other Equity Interests (Cost $2,336,335,913)		3,437,144,458
Short Term Investments 5.5%		
Money Market Funds (Cost $133,089,545) 3.8%		
[a,f]Institutional Fiduciary Trust Money Market Portfolio	133,089,545	133,089,545
Investments from Cash Collateral Received for Loaned Securities (Cost $61,647,010) 1.7%		
Money Market Funds 1.7%		
[g]BNY Mellon Overnight Government Fund, 0.111%	61,647,010	61,647,010
Total Investments (Cost $2,531,072,468) 102.1%		3,631,881,013
Other Assets, less Liabilities (2.1)%		(73,206,304)
Net Assets 100.0%		$ 3,558,674,709

[a]Non-income producing.
[b]A portion or all of the security is on loan at January 31, 2013.
[c]See Note 6 regarding holdings of 5% voting securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the value of this security was $1,103,333, representing 0.03% of net assets.
[e]See Note 5 regarding restricted securities.
[f]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[g]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited)

Franklin Strategic Income Fund	Country	Shares		Value
Common Stocks and Other Equity Interests 0.5%				
Consumer Durables & Apparel 0.0%				
[a,b]Comfort Co. Inc., Escrow Account	United States	63,156		$ —
Consumer Services 0.1%				
[a,c,d]Turtle Bay Resort	United States	5,579,939		5,077,745
Materials 0.1%				
[a,b]NewPage Corp., Litigation Trust	United States	14,000,000		—
[a,e]NewPage Holdings Inc.	United States	56,000		5,522,412
				5,522,412
Media 0.3%				
[a]MGM Holdings Inc., A	United States	670,272		25,916,603
Total Common Stocks and Other Equity Interests (Cost $39,004,534)				36,516,760
Preferred Stocks (Cost $3,845,000) 0.1%				
Diversified Financials 0.1%				
GMAC Capital Trust I, 8.125%, pfd.	United States	153,800		4,101,846
		Principal Amount		
Corporate Bonds 34.9%				
Automobiles & Components 0.4%				
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	8,000,000		6,940,000
Ford Motor Credit Co. LLC, senior note,				
6.625%, 8/15/17	United States	3,000,000		3,501,996
5.00%, 5/15/18	United States	4,000,000		4,395,380
8.125%, 1/15/20	United States	4,000,000		5,052,932
5.75%, 2/01/21	United States	8,000,000		9,066,768
5.875%, 8/02/21	United States	3,000,000		3,415,971
				32,373,047
Banks 1.5%				
[f]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	20,000,000		21,708,000
CIT Group Inc., senior note,				
5.375%, 5/15/20	United States	6,900,000		7,521,000
5.00%, 8/15/22	United States	8,000,000		8,489,968
[f]144A, 6.625%, 4/01/18	United States	5,000,000		5,625,000
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	22,000,000		23,876,006
Regions Bank, sub. note, 7.50%, 5/15/18	United States	8,000,000		9,768,000
Regions Financial Corp., senior note,				
7.75%, 11/10/14	United States	11,000,000		12,196,250
5.75%, 6/15/15	United States	1,200,000		1,308,000
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	5,000,000		5,159,375
Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	11,300,000	EUR	17,061,539
				112,713,138
Capital Goods 1.5%				
[f]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	18,000,000		17,820,000
Case New Holland Inc., senior note,				
7.75%, 9/01/13	United States	2,000,000		2,067,500
7.875%, 12/01/17	United States	8,300,000		9,856,250
General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	123,000,000	MXN	10,677,517
sub. note, 5.30%, 2/11/21	United States	15,000,000		17,088,915
[f]KM Germany Holdings GmbH, secured note, 144A, 8.75%, 12/15/20	Germany	10,000,000	EUR	14,385,783
[f]Loxam SAS, senior sub. note, 144A, 7.375%, 1/24/20	France	8,000,000	EUR	10,893,041
Meritor Inc., senior note, 10.625%, 3/15/18	United States	15,000,000		16,012,500
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	11,300,000		11,158,750
Terex Corp., senior note, 6.00%, 5/15/21	United States	6,800,000		7,157,000
				117,117,256
Commercial & Professional Services 0.5%				
[f]Algeco Scotsman Global Finance PLC,				
[g]first lien, 144A, 9.00%, 10/15/18	United Kingdom	2,000,000	EUR	2,829,628
secured note, 144A, 8.50%, 10/15/18	United Kingdom	15,000,000		16,125,000

United Rentals North America Inc.,			
senior bond, 6.125%, 6/15/23	United States	2,000,000	2,150,000
senior note, 7.625%, 4/15/22	United States	2,000,000	2,240,000
senior sub. note, 8.375%, 9/15/20	United States	11,000,000	12,182,500
			35,527,128
Consumer Durables & Apparel 0.6%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	11,800,000	13,378,250
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	9,600,000	10,608,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	8,000,000	9,000,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	15,000,000	13,800,000
			46,786,250
Consumer Services 1.1%			
[f]Caesars Operating Escrow LLC/Corp., first lien, 144A, 9.00%, 2/15/20	United States	1,900,000	1,942,750
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	14,000,000	15,680,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	22,000,000	23,650,000
MGM Resorts International, senior note,			
6.625%, 7/15/15	United States	15,000,000	16,275,000
7.50%, 6/01/16	United States	1,000,000	1,100,000
10.00%, 11/01/16	United States	1,000,000	1,185,000
8.625%, 2/01/19	United States	700,000	801,500
6.625%, 12/15/21	United States	2,600,000	2,681,250
7.75%, 3/15/22	United States	2,000,000	2,190,000
[f]144A, 6.75%, 10/01/20	United States	1,800,000	1,894,500
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	5,000,000	5,375,000
senior sub. note, 7.75%, 4/01/22	United States	2,200,000	2,365,000
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	8,000,000	8,060,000
			83,200,000
Diversified Financials 3.3%			
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	18,000,000	21,712,500
Bank of America Corp.,			
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	20,000,000	22,663,000
senior note, 5.65%, 5/01/18	United States	10,000,000	11,560,730
Citigroup Inc., senior note,			
6.125%, 11/21/17	United States	5,000,000	5,909,145
5.375%, 8/09/20	United States	15,000,000	17,557,935
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	9,000,000	9,382,500
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	4,000,000	4,730,000
The Goldman Sachs Group Inc., senior note, 2.375%, 1/22/18	United States	15,600,000	15,657,439
International Lease Finance Corp.,			
senior note, 8.25%, 12/15/20	United States	8,100,000	9,942,750
[f]senior secured note, 144A, 6.75%, 9/01/16	United States	11,900,000	13,476,750
JPMorgan Chase & Co.,			
6.00%, 1/15/18	United States	5,000,000	5,945,865
senior note, 4.25%, 10/15/20	United States	15,000,000	16,454,280
senior note, 3.25%, 9/23/22	United States	15,000,000	15,051,480
[f]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	18,600,000	21,809,170
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000	11,726,040
Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	12,000,000	13,073,796
5.50%, 7/24/20	United States	10,000,000	11,194,300
5.50%, 7/28/21	United States	5,000,000	5,639,090
[f]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,			
5.625%, 3/15/20	United States	4,000,000	4,220,000
5.875%, 3/15/22	United States	7,000,000	7,455,000
[f]Nuveen Investments Inc., senior note, 144A,			
9.125%, 10/15/17	United States	2,000,000	2,035,000
9.50%, 10/15/20	United States	9,000,000	9,315,000
			256,511,770
Energy 7.1%			
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	3,700,000	3,949,750
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	11,000,000	12,045,000

7.25%, 8/01/19	United States	1,000,000	1,090,000
Apache Corp., senior bond, 2.625%, 1/15/23	United States	25,000,000	24,223,000
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	8,000,000	9,220,000
8.25%, 9/01/21	United States	5,000,000	5,575,000
7.625%, 11/15/22	United States	1,400,000	1,519,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	18,000,000	19,350,000
Chesapeake Energy Corp., senior note,			
7.625%, 7/15/13	United States	1,500,000	1,545,000
9.50%, 2/15/15	United States	1,000,000	1,137,500
7.25%, 12/15/18	United States	1,000,000	1,130,000
6.625%, 8/15/20	United States	16,000,000	17,640,000
6.125%, 2/15/21	United States	6,000,000	6,450,000
Compagnie Generale de Geophysique-Veritas, senior note,			
9.50%, 5/15/16	France	600,000	640,500
7.75%, 5/15/17	France	10,000,000	10,450,000
6.50%, 6/01/21	France	7,000,000	7,472,500
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	7,700,000	8,354,500
8.25%, 4/01/20	United States	8,000,000	8,700,000
6.375%, 3/01/21	United States	1,000,000	1,027,500
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,			
8.875%, 2/15/18	United States	15,000,000	16,181,250
[f]144A, 7.125%, 6/01/22	United States	700,000	736,750
El Paso Corp.,			
senior bond, 6.50%, 9/15/20	United States	9,000,000	10,111,878
senior note, 7.00%, 6/15/17	United States	3,500,000	4,029,970
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	20,000,000	23,150,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	11,184,560
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	15,000,000	17,156,250
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	12,000,000	13,754,556
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	18,000,000	19,080,000
[f]Gaz Capital SA (OJSC Gazprom), loan participation,			
senior bond, 144A, 6.51%, 3/07/22	Russia	8,000,000	9,360,000
senior note, 144A, 5.092%, 11/29/15	Russia	12,000,000	12,810,180
[g]senior note, 144A, 3.85%, 2/06/20	Russia	5,000,000	5,003,350
[f]Halcon Resources Corp., senior note, 144A, 8.875%, 5/15/21	United States	8,800,000	9,438,000
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000	18,827,687
Linn Energy LLC/Finance Corp., senior note,			
6.50%, 5/15/19	United States	2,000,000	2,045,000
8.625%, 4/15/20	United States	10,000,000	11,075,000
7.75%, 2/01/21	United States	4,000,000	4,300,000
[f]144A, 6.25%, 11/01/19	United States	5,000,000	5,012,500
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	7,816,000	8,324,040
Offshore Group Investment Ltd.,			
[f]first lien, 144A, 7.50%, 11/01/19	United States	10,800,000	11,097,000
senior secured note, 11.50%, 8/01/15	United States	7,206,000	7,836,525
[f]PBF Holding Co. LLC, senior secured note, 144A, 8.25%, 2/15/20	United States	13,700,000	14,864,500
Peabody Energy Corp., senior note,			
7.375%, 11/01/16	United States	2,000,000	2,290,000
6.00%, 11/15/18	United States	5,000,000	5,262,500
6.50%, 9/15/20	United States	8,300,000	8,777,250
6.25%, 11/15/21	United States	6,000,000	6,300,000
[f]Penn Virginia Resource Partners LP/Finance Corp. II, senior note, 144A, 8.375%, 6/01/20	United States	7,400,000	7,973,500
Petrohawk Energy Corp., senior note,			
10.50%, 8/01/14	United States	5,000,000	5,294,715
7.25%, 8/15/18	United States	3,500,000	3,946,961
6.25%, 6/01/19	United States	5,000,000	5,702,450
Plains Exploration & Production Co., senior note,			
7.625%, 6/01/18	United States	10,000,000	10,575,000
6.125%, 6/15/19	United States	1,700,000	1,882,750
8.625%, 10/15/19	United States	1,000,000	1,145,000
6.625%, 5/01/21	United States	4,000,000	4,445,000

6.75%, 2/01/22	United States	2,000,000		2,262,500
6.875%, 2/15/23	United States	6,000,000		6,892,500
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	12,000,000		12,780,000
Quicksilver Resources Inc., senior note,				
8.25%, 8/01/15	United States	11,000,000		10,670,000
11.75%, 1/01/16	United States	500,000		512,500
9.125%, 8/15/19	United States	5,000,000		4,650,000
[f]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	9,800,000		9,849,000
[f]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	17,000,000		18,168,750
SandRidge Energy Inc., senior note,				
8.75%, 1/15/20	United States	4,000,000		4,360,000
7.50%, 3/15/21	United States	900,000		958,500
8.125%, 10/15/22	United States	900,000		978,750
7.50%, 2/15/23	United States	900,000		960,750
[f]144A, 8.00%, 6/01/18	United States	12,000,000		12,660,000
W&T Offshore Inc., senior note,				
8.50%, 6/15/19	United States	10,000,000		10,750,000
[f]144A, 8.50%, 6/15/19	United States	5,400,000		5,805,000
				542,751,622
Food & Staples Retailing 0.8%				
[f]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	20,000,000		20,609,000
Rite Aid Corp., senior secured note,				
9.75%, 6/12/16	United States	8,884,000		9,550,300
8.00%, 8/15/20	United States	6,200,000		7,099,000
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	22,000,000		21,917,566
				59,175,866
Food, Beverage & Tobacco 1.0%				
[f]Boparan Finance PLC, senior note, 144A, 9.75%, 4/30/18	United Kingdom	12,000,000	EUR	18,169,372
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	20,000,000		20,950,000
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	United States	8,000,000		8,930,000
[f]144A, 8.25%, 2/01/20	United States	10,000,000		10,800,000
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	16,000,000		16,769,136
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., senior note,				
9.25%, 4/01/15	United States	2,029,000		2,059,435
8.25%, 9/01/17	United States	800,000		855,000
				78,532,943
Health Care Equipment & Services 1.2%				
CHS/Community Health Systems Inc.,				
senior note, 8.00%, 11/15/19	United States	10,200,000		11,245,500
senior note, 7.125%, 7/15/20	United States	6,000,000		6,487,500
senior secured note, 5.125%, 8/15/18	United States	6,000,000		6,330,000
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	7,000,000		7,385,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	12,600,000		13,860,000
HCA Inc.,				
senior note, 6.50%, 2/15/16	United States	3,000,000		3,277,500
senior note, 7.50%, 2/15/22	United States	8,100,000		9,375,750
senior note, 5.875%, 5/01/23	United States	7,000,000		7,315,000
senior secured bond, 7.25%, 9/15/20	United States	1,700,000		1,891,250
senior secured note, 5.875%, 3/15/22	United States	10,000,000		10,900,000
[f]Hologic Inc., senior note, 144A, 6.25%, 8/01/20	United States	4,700,000		5,076,000
Laboratory Corp. of America Holdings, senior bond, 3.75%, 8/23/22	United States	4,500,000		4,661,834
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	3,100,000		3,301,500
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	88,000		68,200
				91,175,034
Insurance 0.5%				
[f]MetLife Capital Trust X, secured bond, 144A, 9.25% to 4/08/38, FRN thereafter, 4/08/68	United States	1,900,000		2,622,000
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	15,000,000		16,322,040

[f]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	20,000,000		22,377,700
				41,321,740
Materials 3.7%				
ArcelorMittal, senior note,				
6.00%, 3/01/21	Luxembourg	18,000,000		18,953,172
6.75%, 2/25/22	Luxembourg	5,000,000		5,493,375
[f]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000		5,512,500
[f]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,				
first lien, senior secured note, 144A, 7.375%, 10/15/17	Luxembourg	3,100,000		3,361,562
secured note, 144A, 4.875%, 11/15/22	Luxembourg	1,500,000		1,488,750
senior note, 144A, 7.00%, 11/15/20	Luxembourg	3,600,000		3,665,250
[f]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	1,400,000		1,589,000
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	18,000,000		19,486,620
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	10,000,000		9,750,000
[f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	3,900,000		4,070,976
6.00%, 4/01/17	Australia	2,000,000		2,065,000
6.875%, 2/01/18	Australia	12,000,000		12,495,000
8.25%, 11/01/19	Australia	4,000,000		4,310,000
[f]Ineos Finance PLC, senior secured note, 144A,				
9.00%, 5/15/15	United Kingdom	2,000,000		2,130,000
9.25%, 5/15/15	United Kingdom	350,000	EUR	506,307
8.375%, 2/15/19	United Kingdom	700,000		768,250
7.50%, 5/01/20	United Kingdom	2,000,000		2,165,000
[f]Ineos Group Holdings Ltd.,				
senior note, 144A, 7.875%, 2/15/16	United Kingdom	5,000,000	EUR	6,806,725
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	8,000,000		8,100,000
[f]Inmet Mining Corp., senior note, 144A,				
8.75%, 6/01/20	Canada	19,000,000		21,185,000
7.50%, 6/01/21	Canada	300,000		324,000
[f]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	16,000,000	EUR	21,135,135
[f]Kinove German Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	Germany	11,700,000	EUR	17,645,627
[f]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	15,000,000		15,675,000
Novelis Inc., senior note,				
8.375%, 12/15/17	Canada	9,000,000		9,990,000
8.75%, 12/15/20	Canada	7,000,000		7,945,000
[f,i]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	1,400,000		1,393,000
Reynolds Group Issuer Inc./LLC/SA,				
first lien, 5.75%, 10/15/20	United States	6,600,000		6,765,000
senior note, 8.50%, 5/15/18	United States	14,000,000		14,770,000
senior note, 9.00%, 4/15/19	United States	1,000,000		1,060,000
senior note, 9.875%, 8/15/19	United States	400,000		438,000
senior note, 8.25%, 2/15/21	United States	3,000,000		3,157,500
senior secured note, 7.125%, 4/15/19	United States	5,000,000		5,362,500
[f]Sealed Air Corp., senior note, 144A,				
8.125%, 9/15/19	United States	4,000,000		4,570,000
6.50%, 12/01/20	United States	2,700,000		2,997,000
8.375%, 9/15/21	United States	4,000,000		4,610,000
[f,g]US Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	10,822,862
[f]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	20,000,000		21,305,200
				283,868,311
Media 3.3%				
AMC Networks Inc., senior note, 7.75%, 7/15/21	United States	4,700,000		5,393,250
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,532,500
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,				
7.875%, 4/30/18	United States	1,900,000		2,040,125
8.125%, 4/30/20	United States	5,000,000		5,637,500
6.50%, 4/30/21	United States	8,000,000		8,600,000
[f]Central European Media Enterprises Ltd., secured note, 144A, 11.625%, 9/15/16	Czech Republic	12,000,000	EUR	17,069,432
[f]CET 21 spol sro, senior secured note, 144A, 9.00%, 11/01/17	Czech Republic	1,100,000	EUR	1,636,585
Clear Channel Communications Inc.,				
[f]first lien, senior secured note, 144A, 9.00%, 12/15/19	United States	5,000,000		4,762,500
senior note, 9.00%, 3/01/21	United States	20,800,000		19,448,000

Franklin Strategic Series

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Clear Channel Worldwide Holdings Inc.,				
[f]senior note, 144A, 6.50%, 11/15/22	United States	3,000,000		3,180,000
[f]senior note, 144A, 6.50%, 11/15/22	United States	5,000,000		5,350,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		936,000
senior sub. note, 7.625%, 3/15/20	United States	5,100,000		5,355,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	6,000,000		7,020,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	10,000,000		11,300,000
DISH DBS Corp.,				
[f]senior bond, 144A, 5.00%, 3/15/23	United States	3,000,000		2,977,500
senior note, 7.75%, 5/31/15	United States	5,000,000		5,612,500
senior note, 7.125%, 2/01/16	United States	13,000,000		14,560,000
senior note, 6.75%, 6/01/21	United States	4,000,000		4,500,000
senior note, 5.875%, 7/15/22	United States	3,000,000		3,202,500
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	7,400,000		8,510,000
[f]Nara Cable Funding Ltd., senior note, 144A, 8.875%, 12/01/18	Spain	3,700,000		3,792,500
[i]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16	United States	10,000,000		9,725,000
[f,i]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	3,800,000	EUR	1,886,702
Time Warner Inc.,				
7.625%, 4/15/31	United States	9,000,000		12,214,926
6.10%, 7/15/40	United States	3,000,000		3,562,974
senior bond, 3.40%, 6/15/22	United States	5,000,000		5,138,160
[f]Unitymedia Hessen/NRW,				
secured bond, 144A, 5.75%, 1/15/23	Germany	3,700,000	EUR	5,096,641
senior secured note, 144A, 9.50%, 3/15/21	Germany	7,000,000	EUR	10,931,498
[f]Univision Communications Inc.,				
senior secured bond, 144A, 6.75%, 9/15/22	United States	4,000,000		4,200,000
senior secured note, 144A, 6.875%, 5/15/19	United States	5,000,000		5,275,000
senior secured note, 144A, 7.875%, 11/01/20	United States	11,000,000		11,962,500
[f]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	Netherlands	3,000,000	EUR	4,124,773
[f]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	8,000,000	EUR	11,514,059
[f]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	5,000,000		5,446,875
[f]Ziggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	Netherlands	12,000,000	EUR	17,711,064
				253,206,064
Pharmaceuticals, Biotechnology & Life Sciences 1.5%				
[f]AbbVie Inc., senior note, 144A, 2.90%, 11/06/22	United States	10,000,000		9,909,040
[f]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	United States	11,000,000	EUR	16,813,968
Endo Health Solutions Inc., senior note, 7.00%, 7/15/19	United States	5,100,000		5,571,750
Gilead Sciences Inc., senior note,				
4.50%, 4/01/21	United States	10,000,000		11,303,150
4.40%, 12/01/21	United States	5,000,000		5,614,830
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	15,000,000		16,537,500
[f]inVentiv Health Inc., senior note, 144A,				
9.00%, 1/15/18	United States	5,800,000		5,966,750
10.00%, 8/15/18	United States	10,300,000		9,167,000
[f,i]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	10,700,000		11,395,500
[f]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	Canada	2,800,000		2,898,000
[f]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	11,400,000		11,884,500
[f]Zoetis Inc., senior bond, 144A, 3.25%, 2/01/23	United States	12,000,000		11,941,116
				119,003,104
Real Estate 0.0%†				
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	2,616,000		2,606,190
Retailing 0.8%				
[f]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	12,000,000		13,440,000
[f,h]Edcon Pty. Ltd., senior secured note, 144A, FRN, 3.433%, 6/15/14	South Africa	16,000,000	EUR	21,079,948
[f]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	United Kingdom	10,000,000	GBP	15,987,111
Michaels Stores Inc., senior note, 7.75%, 11/01/18	United States	8,500,000		9,339,375
				59,846,434
Semiconductors & Semiconductor Equipment 0.3%				
Freescale Semiconductor Inc.,				
senior note, 8.875%, 12/15/14	United States	718,000		726,975
senior note, 8.05%, 2/01/20	United States	10,000,000		10,350,000
senior note, 10.75%, 8/01/20	United States	5,018,000		5,595,070

[f]senior secured note, 144A, 9.25%, 4/15/18	United States	3,000,000		3,315,000
				19,987,045
Software & Services 0.9%				
[f]Ceridian Corp., secured note, 144A, 8.875%, 7/15/19	United States	7,000,000		7,840,000
First Data Corp.,				
senior bond, 12.625%, 1/15/21	United States	2,000,000		2,140,000
[f,g]senior note, 144A, 11.25%, 1/15/21	United States	3,000,000		3,022,500
[f]senior secured bond, 144A, 8.25%, 1/15/21	United States	20,000,000		20,700,000
Sitel LLC/Finance Corp.,				
senior note, 11.50%, 4/01/18	United States	9,000,000		6,345,000
[f]senior secured note, 144A, 11.00%, 8/01/17	United States	2,000,000		2,120,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	6,300,000		6,599,250
West Corp., senior note, 7.875%, 1/15/19	United States	15,700,000		16,720,500
				65,487,250
Technology Hardware & Equipment 0.5%				
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	18,000,000		20,025,000
[f]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	16,000,000		17,560,000
				37,585,000
Telecommunication Services 2.8%				
[f]CC Holdings GS V LLC, senior secured bond, 144A, 3.849%, 4/15/23	United States	10,900,000		10,891,912
CenturyLink Inc., senior note,				
6.00%, 4/01/17	United States	12,000,000		13,308,948
6.45%, 6/15/21	United States	4,100,000		4,484,892
5.80%, 3/15/22	United States	2,000,000		2,096,730
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	18,000,000		18,765,000
Crown Castle International Corp., senior bond,				
7.125%, 11/01/19	United States	400,000		446,500
[f]144A, 5.25%, 1/15/23	United States	3,400,000		3,582,750
[f]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Jamaica	12,000,000		13,447,500
[f]Digicel Ltd., senior note, 144A, 8.25%, 9/01/17	Jamaica	1,000,000		1,070,000
[f]eAccess Ltd., senior note, 144A,				
8.25%, 4/01/18	Japan	5,800,000		6,539,500
8.375%, 4/01/18	Japan	2,200,000	EUR	3,368,395
Frontier Communications Corp., senior note,				
8.50%, 4/15/20	United States	14,000,000		16,240,000
8.75%, 4/15/22	United States	6,000,000		6,975,000
7.125%, 1/15/23	United States	2,000,000		2,132,500
Intelsat Jackson Holdings SA, senior note,				
7.50%, 4/01/21	Luxembourg	9,000,000		9,810,000
[f]144A, 7.25%, 10/15/20	Luxembourg	8,100,000		8,697,375
[f]144A, 6.625%, 12/15/22	Luxembourg	10,000,000		10,181,250
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	1,300,000		1,379,625
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	4,500,000		4,893,750
Sprint Nextel Corp., senior note,				
8.375%, 8/15/17	United States	17,000,000		19,741,250
[f]144A, 9.00%, 11/15/18	United States	8,000,000		9,920,000
[f]144A, 7.00%, 3/01/20	United States	5,000,000		5,812,500
Telefonica Emisiones SAU, senior note, 5.462%, 2/16/21	Spain	15,000,000		16,235,700
[f]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	17,000,000		18,285,625
[f,i]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	2,884,651	EUR	4,092,335
Zayo Group LLC/Zayo Capital Inc., senior secured note, first lien, 8.125%, 1/01/20	United States	5,000,000		5,600,000
				217,999,037
Transportation 0.4%				
[f]CEVA Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	1,400,000		1,456,000
8.375%, 12/01/17	United Kingdom	6,800,000		6,987,000
11.50%, 4/01/18	United Kingdom	7,000,000		6,212,500
[f]HDTFS Inc., senior note, 144A,				
5.875%, 10/15/20	United States	1,800,000		1,921,500
6.25%, 10/15/22	United States	2,300,000		2,507,000

[f]Hertz Corp., senior note, 144A, 6.75%, 4/15/19	United States	11,900,000	12,971,000
			32,055,000
Utilities 1.2%			
[f]Calpine Corp., senior secured note, 144A,			
7.875%, 7/31/20	United States	5,000,000	5,537,500
7.50%, 2/15/21	United States	7,132,000	7,773,880
7.875%, 1/15/23	United States	5,450,000	6,049,500
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	8,000,000	10,490,064
[f,h]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000	24,413,250
[f]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	17,000,000	15,597,500
[f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	28,800,000	22,896,000
			92,757,694
Total Corporate Bonds (Cost $2,486,404,109)			2,681,586,923
[k]**Senior Floating Rate Interests 17.2%**			
Automobiles & Components 0.7%			
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	7,790,227	7,907,080
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	5,997,785	6,087,752
[g]Federal-Mogul Corp.,			
Tranche B Term Loan, 2.138% - 2.148%, 12/27/14	United States	23,809,221	22,663,402
Tranche C Term Loan, 2.138% - 2.148%, 12/27/15	United States	12,147,617	11,563,013
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	5,459,232	5,541,120
			53,762,367
Capital Goods 1.6%			
[g]Air Distribution Technologies (Tomkins Air Distr.), Second Lien Initial Loan, 9.25%, 5/09/20	United States	6,472,972	6,642,888
Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	20,005,243	20,286,577
Ameriforge Group Inc., Second Lien Term Loan, 8.75%, 1/25/21	United States	1,151,600	1,176,791
FLY Funding II S.A.R.L., Loans, 5.75%, 8/08/18	Ireland	1,399,300	1,418,104
RBS Global Inc. (Rexnord), Term B Loan, 4.50%, 4/01/18	United States	26,440,670	26,751,348
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	13,947,904	14,087,384
Silver II U.S. Holdings LLC (Hamilton), Initial Term Loans, 5.00%, 12/13/19	United States	12,036,200	12,183,643
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	15,715,461	15,931,549
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	14,201,375	14,361,141
TransDigm Inc., Tranche B1 Term Loan, 4.00%, 2/14/17	United States	6,943,805	7,018,451
Unifrax I LLC, New Term Dollar Loans, 5.50%, 11/28/18	United States	1,015,900	1,010,820
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	3,911,500	3,963,652
			124,832,348
Commercial & Professional Services 1.0%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.309%, 7/26/16	United States	811,052	820,937
Synthetic L/C-3, 3.309%, 7/26/16	United States	336,519	340,445
Term Loan B Extended, 3.452%, 7/26/16	United States	12,320,145	12,470,303
U.S. Term C Loan, 3.452% - 3.561%, 7/26/16	United States	4,797,362	4,853,333
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	4,152,082	4,198,793
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	1,272,989	1,274,580
Interactive Data Corp.,			
Term B Loans, 4.50%, 2/11/18	United States	27,827,319	27,992,558
Term Loan, 5.00%, 2/11/18	United States	1,461,600	1,461,600
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	22,021,210	22,337,677
			75,750,226
Consumer Durables & Apparel 0.2%			
[g]PVH Corp., Tranche B Term Loan, 4.75%, 12/20/19	United States	14,344,000	14,478,432
Consumer Services 0.9%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	8,871,618	8,960,999
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	14,000,221	14,175,167
DineEquity Inc., Term B-1 Loan, 5.25%, 10/19/17	United States	7,381,528	7,427,662
MGM Resorts International, Term B Loan, 4.25%, 12/20/19	United States	4,142,900	4,214,970
[d,i]Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.25%, 3/01/15	United States	6,236,905	6,236,905
Term Loan B, PIK, 3.00%, 3/01/15	United States	12,218,933	10,997,040

Wendy's International Inc., Closing Date Term Loan, 4.75%, 5/15/19	United States	17,670,886	17,939,042
			69,951,785
Diversified Financials 0.8%			
Asurion LLC,			
Amortizing Term Loans (B1), 4.75%, 7/23/17	United States	3,353,813	3,392,942
Second Lien Term Loan, 9.00%, 5/24/19	United States	17,391,555	17,945,911
Term Loan (TLB), 5.50%, 5/24/18	United States	2,346,321	2,376,525
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.25%, 11/18/17	United States	15,025,593	15,091,330
Tranche B-1 Loan, 4.25%, 11/18/17	United States	4,732,743	4,753,449
TransUnion LLC, Replacement Term Loan, 5.50%, 2/10/18	United States	17,085,999	17,349,414
			60,909,571
Energy 0.9%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	21,552,218	22,185,314
ATP Oil & Gas Corp.,			
Additional Name Loans (DIP), 4.50% - 10.75%, 2/28/14	United States	57,205	45,693
New Money DIP, 4.50% - 10.75%, 2/28/14	United States	404,426	323,035
Refinancing Loan (DIP), 4.50% - 10.00%, 2/28/14	United States	863,507	689,726
FTS International LLC (Frac Tech), Term Loan, 8.50%, 5/06/16	United States	5,650,887	4,952,376
Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	United States	21,996,455	22,188,924
Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	United States	10,073,700	10,138,423
Tesoro Corp., Initial Term Loan, 4.50%, 1/28/16	United States	4,759,300	4,806,893
			65,330,384
Food & Staples Retailing 0.2%			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	5,422,212	5,522,187
Second Lien Term Loan, 9.50%, 10/10/17	United States	8,931,383	9,199,324
			14,721,511
Food, Beverage & Tobacco 0.6%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	42,307,178	42,589,071
Health Care Equipment & Services 2.3%			
Ardent Medical Services Inc., Second Lien Term Loan, 11.00%, 1/02/19	United States	8,078,493	8,351,141
Bausch & Lomb Inc., Parent Term Loan, 5.25%, 5/18/19	United States	23,591,823	23,901,466
Community Health Systems Inc., New Extended Term Loan, 3.811%, 1/25/17	United States	46,328,527	46,808,352
DeVita HealthCare Partners Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	13,644,921	13,836,810
[g]DaVita Inc., Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	21,730,958	22,006,485
HCA Inc., Tranche B-2 Term Loan, 3.561%, 3/31/17	United States	37,097,536	37,421,991
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	13,907,956	14,117,813
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	11,103,222	11,180,511
			177,624,569
Household & Personal Products 0.0%†			
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50%, 12/17/19	United States	1,966,900	1,991,364
Insurance 0.0%†			
[g]Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	2,273,953	1,591,767
Materials 2.7%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	8,253,798	8,157,501
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	1,185,590	1,193,987
FMG America Finance Inc., Loans, 5.25%, 10/18/17	United States	12,958,223	13,156,199
Ineos U.S. Finance LLC, Dollar Term Loan, 6.50%, 4/27/18	United States	37,880,023	38,803,235
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	8,970,779	9,172,622
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	10,263,230	10,519,811
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	45,558,012	46,284,116
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%, 9/30/18	United States	31,367,885	30,936,577
Tronox Pigments (Netherlands) BV,			
Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	6,270,942	6,338,875
Delayed Draw Term Loan, 4.25%, 2/08/18	Netherlands	1,710,257	1,729,925
[g]U.S. Coatings Acquisitions Inc., Initial Term B Loans, 5.75%, 2/01/20	United States	19,629,802	19,956,913

Walter Energy Inc., B Term Loan, 5.75%, 4/01/18	United States	21,135,826	21,355,997
			207,605,758
Media 2.1%			
Cinemark USA Inc., Term Loan, 3.21%, 12/13/19	United States	7,671,972	7,747,096
Clear Channel Communications Inc., Tranche B Term Loan, 3.852%, 1/29/16	United States	13,407,484	11,670,799
CSC Holdings Inc. (Cablevision), Incremental B-2 Extended Term Loan, 1.952%, 3/29/16	United States	13,498,011	13,610,841
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	26,770,174	27,874,444
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	7,933,018	8,071,845
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	9,192,228	9,387,563
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	1,074,500	1,115,689
Nine Entertainment Group Pty. Ltd., Term Loan B, 5.00%, 2/06/20	United States	8,211,100	8,200,836
Regal Cinemas Corp., Term Loan, 3.202% - 3.311%, 8/23/17	United States	12,759,298	12,877,589
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	3,819,328	3,849,141
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	15,013,153	15,186,645
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	12,721,544	12,886,861
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/31/21	Netherlands	3,978,000	4,005,349
Term Loan T, 3.71%, 12/31/16	Netherlands	13,681,878	13,818,696
Term Loan X, 3.71%, 12/31/17	Netherlands	10,125,733	10,226,990
			160,530,384
Pharmaceuticals, Biotechnology & Life Sciences 0.9%			
[g]Par Pharmaceutical Cos. Inc., Term B Loans, 5.00%, 9/28/19	United States	18,310,998	18,579,949
Quintiles Transnational Corp., Term B-2 Loan, 4.50%, 6/08/18	United States	211,264	214,257
Valeant Pharmaceuticals International Inc.,			
Series C Tranche B Term Loan, 4.25%, 2/11/19	Canada	13,104,300	13,310,693
Series D Tranche B Term Loan, 4.25%, 2/13/19	Canada	11,409,811	11,582,738
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	3,526,278	3,567,419
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	4,331,662	4,382,200
Term B-1 Loan, 4.25%, 3/15/18	United States	11,405,984	11,539,058
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	7,841,614	7,933,102
			71,109,416
Retailing 0.9%			
BJ's Wholesale Club Inc.,			
Initial Loan, 5.75%, 9/26/19	United States	30,403,434	30,956,594
Second Lien Term Loan, 9.75%, 3/26/20	United States	11,224,201	11,722,275
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	18,880,558	19,041,043
Party City Holdings Inc., Term Loans, 5.75%, 7/27/19	United States	10,756,240	10,904,138
			72,624,050
Software & Services 0.1%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	1,356,694	1,363,477
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	9,403,191	9,563,826
			10,927,303
Technology Hardware & Equipment 0.2%			
Alcatel-Lucent USA Inc., U.S. Term Loan, 8.50%, 1/30/19	United States	4,623,500	4,687,073
Flextronics International USA Inc.,			
A Closing Date Loan, 2.452%, 10/01/14	United States	463,900	465,407
A-1-A Delayed Draw Term Loan, 2.452%, 10/01/14	United States	133,304	133,738
A-1-B Delayed Draw Term Loan, 2.452%, 10/01/14	United States	870,660	874,197
A-2 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	2,978,547	2,990,649
A-3 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	874,133	877,685
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	3,660,600	3,708,645
			13,737,394
Telecommunication Services 0.5%			
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.50%, 4/02/18	Luxembourg	38,527,853	39,105,771
Transportation 0.6%			
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	15,712,935	15,892,973
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	12,695,067	12,028,576
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	2,993,766	3,025,575

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Tranche B-1 Term Loan, 3.75%, 3/12/18	United States	11,744,200		11,861,642
				42,808,766
Total Senior Floating Rate Interests (Cost $1,297,448,891)				1,321,982,237
Foreign Government and Agency Securities 20.7%				
Government of Hungary,				
5.50%, 2/12/14	Hungary	5,214,400,000	HUF	24,326,952
5.50%, 2/12/16	Hungary	7,719,020,000	HUF	35,947,701
6.50%, 6/24/19	Hungary	721,600,000	HUF	3,445,533
7.50%, 11/12/20	Hungary	1,094,800,000	HUF	5,536,306
D, 6.75%, 8/22/14	Hungary	890,000,000	HUF	4,230,831
senior note, 6.25%, 1/29/20	Hungary	21,690,000		23,913,225
senior note, 6.375%, 3/29/21	Hungary	14,820,000		16,366,837
[f]Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	17,840,000		20,248,400
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	86,535,000,000	IDR	9,260,604
FR20, 14.275%, 12/15/13	Indonesia	43,065,000,000	IDR	4,813,000
FR26, 11.00%, 10/15/14	Indonesia	4,500,000,000	IDR	514,742
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000	IDR	1,272,699
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	26,294,506
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	4,959,632
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	4,464,766
FR44, 10.00%, 9/15/24	Indonesia	92,490,000,000	IDR	12,806,730
FR47, 10.00%, 2/15/28	Indonesia	28,000,000,000	IDR	3,931,362
FR49, 9.00%, 9/15/13	Indonesia	15,990,000,000	IDR	1,698,461
Government of Ireland,				
4.60%, 4/18/16	Ireland	1,449,000	EUR	2,112,667
5.90%, 10/18/19	Ireland	9,393,000	EUR	14,306,898
4.50%, 4/18/20	Ireland	8,760,000	EUR	12,276,303
5.00%, 10/18/20	Ireland	26,083,000	EUR	37,567,599
senior bond, 4.50%, 10/18/18	Ireland	3,185,000	EUR	4,587,322
senior bond, 4.40%, 6/18/19	Ireland	17,568,000	EUR	24,695,618
senior bond, 5.40%, 3/13/25	Ireland	11,125,000	EUR	15,923,059
Government of Israel,				
5.00%, 3/31/13	Israel	18,259,000	ILS	4,949,135
3.50%, 9/30/13	Israel	79,850,000	ILS	21,776,990
Government of Malaysia,				
[g]3.434%, 8/15/14	Malaysia	51,200,000	MYR	16,568,926
senior bond, 3.702%, 2/25/13	Malaysia	52,377,000	MYR	16,864,517
senior bond, 3.70%, 5/15/13	Malaysia	10,680,000	MYR	3,443,604
senior bond, 3.21%, 5/31/13	Malaysia	144,860,000	MYR	46,647,484
senior bond, 3.461%, 7/31/13	Malaysia	66,395,000	MYR	21,413,937
senior bond, 8.00%, 10/30/13	Malaysia	130,000	MYR	43,350
senior bond, 5.094%, 4/30/14	Malaysia	50,755,000	MYR	16,737,617
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000	MYR	21,798,933
Government of Mexico,				
9.00%, 6/20/13	Mexico	5,633,540[l]	MXN	45,097,575
[g]8.00%, 12/19/13	Mexico	6,195,500[l]	MXN	50,273,269
7.00%, 6/19/14	Mexico	2,187,000[l]	MXN	17,802,209
9.50%, 12/18/14	Mexico	3,566,870[l]	MXN	30,626,334
8.00%, 12/17/15	Mexico	1,423,000[l]	MXN	12,240,241
Government of Poland,				
5.25%, 4/25/13	Poland	32,735,000	PLN	10,628,020
5.00%, 10/24/13	Poland	34,080,000	PLN	11,151,249
5.75%, 4/25/14	Poland	217,280,000	PLN	72,373,360
5.50%, 4/25/15	Poland	21,265,000	PLN	7,200,586
6.25%, 10/24/15	Poland	68,460,000	PLN	23,828,111
5.75%, 9/23/22	Poland	38,200,000	PLN	14,251,467
[k]FRN, 3.98%, 1/25/17	Poland	7,098,000	PLN	2,303,291
[k]FRN, 3.98%, 1/25/21	Poland	7,201,000	PLN	2,327,442
Strip, 7/25/13	Poland	50,950,000	PLN	16,229,083
Strip, 1/25/14	Poland	45,465,000	PLN	14,273,083
Strip, 7/25/14	Poland	1,220,000	PLN	376,787
[f]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	Russia	18,249,700		22,773,801

Franklin Strategic Series

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Government of Singapore,				
senior bond, 0.25%, 2/01/14	Singapore	4,950,000	SGD	4,000,355
senior note, 3.625%, 7/01/14	Singapore	5,750,000	SGD	4,868,668
Government of Sri Lanka,				
8.50%, 6/01/18	Sri Lanka	162,140,000	LKR	1,168,550
A, 13.50%, 2/01/13	Sri Lanka	178,300,000	LKR	1,411,117
A, 7.50%, 8/01/13	Sri Lanka	145,550,000	LKR	1,137,772
A, 7.00%, 3/01/14	Sri Lanka	21,070,000	LKR	160,628
A, 11.25%, 7/15/14	Sri Lanka	528,200,000	LKR	4,210,676
A, 11.75%, 3/15/15	Sri Lanka	3,490,000	LKR	28,083
A, 6.50%, 7/15/15	Sri Lanka	86,940,000	LKR	625,658
A, 11.00%, 8/01/15	Sri Lanka	601,300,000	LKR	4,778,729
A, 6.40%, 8/01/16	Sri Lanka	48,100,000	LKR	332,463
A, 9.00%, 5/01/21	Sri Lanka	220,720,000	LKR	1,513,675
B, 8.50%, 7/15/13	Sri Lanka	3,300,000	LKR	25,942
B, 11.75%, 4/01/14	Sri Lanka	33,370,000	LKR	266,794
B, 6.60%, 6/01/14	Sri Lanka	21,400,000	LKR	160,937
B, 6.40%, 10/01/16	Sri Lanka	45,400,000	LKR	311,203
C, 8.50%, 4/01/18	Sri Lanka	24,240,000	LKR	173,862
Government of Sweden,				
1.50%, 8/30/13	Sweden	487,980,000	SEK	77,108,668
6.75%, 5/05/14	Sweden	595,480,000	SEK	100,569,019
Government of the Philippines,				
senior bond, 8.75%, 3/03/13	Philippines	537,580,000	PHP	13,282,346
senior bond, 7.00%, 1/27/16	Philippines	137,450,000	PHP	3,674,627
senior bond, 9.125%, 9/04/16	Philippines	11,540,000	PHP	328,140
senior note, 6.25%, 1/27/14	Philippines	809,400,000	PHP	20,667,360
[f]Government of Ukraine,				
144A, 9.25%, 7/24/17	Ukraine	720,000		782,100
144A, 7.75%, 9/23/20	Ukraine	25,000,000		26,166,875
senior bond, 144A, 7.80%, 11/28/22	Ukraine	12,790,000		13,277,619
senior note, 144A, 6.75%, 11/14/17	Ukraine	900,000		918,450
senior note, 144A, 7.95%, 2/23/21	Ukraine	13,970,000		14,828,945
[m]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	Uruguay	602,234,980	UYU	39,088,280
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	8,000,000		9,255,000
Indonesia Retail Bond, senior bond, ORI7, 7.95%, 8/15/13	Indonesia	25,000,000,000	IDR	2,631,025
Korea Monetary Stabilization Bond,				
senior bond, 3.76%, 6/02/13	South Korea	2,196,960,000	KRW	2,025,976
senior bond, 3.90%, 8/02/13	South Korea	20,419,300,000	KRW	18,876,681
senior bond, 3.59%, 10/02/13	South Korea	3,844,680,000	KRW	3,553,414
senior bond, 3.48%, 12/02/13	South Korea	6,590,880,000	KRW	6,094,355
senior bond, 3.47%, 2/02/14	South Korea	9,062,470,000	KRW	8,388,536
senior bond, 3.59%, 4/02/14	South Korea	13,319,080,000	KRW	12,360,622
senior note, 3.28%, 6/02/14	South Korea	15,790,650,000	KRW	14,611,428
senior note, 2.82%, 8/02/14	South Korea	4,726,000,000	KRW	4,347,192
senior note, 2.78%, 10/02/14	South Korea	18,849,700,000	KRW	17,330,375
senior note, 2.84%, 12/02/14	South Korea	6,661,750,000	KRW	6,131,526
Korea Treasury Bond,				
senior bond, 5.00%, 3/26/13	South Korea	12,791,000,000	KRW	11,793,504
senior bond, 3.75%, 6/10/13	South Korea	11,660,880,000	KRW	10,755,432
senior bond, 3.00%, 12/10/13	South Korea	93,128,850,000	KRW	85,778,814
senior bond, 3.50%, 6/10/14	South Korea	23,735,250,000	KRW	22,030,392
senior note, 5.25%, 3/10/13	South Korea	767,400,000	KRW	707,097
[g]senior note, 3.25%, 12/10/14	South Korea	6,943,610,000	KRW	6,437,818
New South Wales Treasury Corp.,				
5.25%, 5/01/13	Australia	4,785,000	AUD	5,017,152
5.50%, 8/01/13	Australia	30,335,000	AUD	32,029,576
Nota Do Tesouro Nacional,				
10.00%, 1/01/14	Brazil	5,200[n]	BRL	2,670,596
10.00%, 1/01/17	Brazil	47,650[n]	BRL	24,889,393
[o]Index Linked, 6.00%, 5/15/15	Brazil	16,430[n]	BRL	20,014,329
[o]Index Linked, 6.00%, 8/15/16	Brazil	4,799[n]	BRL	5,986,337
[o]Index Linked, 6.00%, 8/15/18	Brazil	4,550[n]	BRL	5,870,574
Queensland Treasury Corp., senior note, 6.00%, 8/14/13	Australia	2,045,000	AUD	2,167,333

8/21/13	Australia	17,975,000	AUD	19,054,885
Uruguay Notas del Tesoro,				
9.00%, 1/27/14	Uruguay	41,660,000	UYU	2,178,827
10.50%, 3/21/15	Uruguay	80,790,000	UYU	4,316,658
10.25%, 8/22/15	Uruguay	376,880,000	UYU	20,211,715
9.50%, 1/27/16	Uruguay	50,700,000	UYU	2,652,287
[m]Index Linked, 2.25%, 8/23/17	Uruguay	99,796,500	UYU	5,350,260
Western Australia Treasury Corp., 8.00%, 6/15/13	Australia	22,353,000	AUD	23,725,506
Total Foreign Government and Agency Securities (Cost $1,507,200,407)				1,594,614,310
U.S. Government and Agency Securities 1.8%				
U.S. Treasury Bond,				
4.50%, 2/15/16	United States	10,000,000		11,227,350
4.50%, 5/15/17	United States	8,000,000		9,282,504
7.125%, 2/15/23	United States	3,000,000		4,433,439
6.25%, 8/15/23	United States	4,000,000		5,616,252
6.875%, 8/15/25	United States	1,000,000		1,503,281
5.25%, 2/15/29	United States	1,750,000		2,349,102
U.S. Treasury Note,				
3.375%, 6/30/13	United States	2,000,000		2,027,110
4.25%, 8/15/13	United States	1,000,000		1,022,305
4.25%, 11/15/14	United States	700,000		749,875
2.375%, 3/31/16	United States	24,000,000		25,451,256
4.75%, 8/15/17	United States	7,000,000		8,247,421
3.75%, 11/15/18	United States	39,000,000		44,932,290
[m]Index Linked, 0.125%, 4/15/16	United States	9,388,434		9,969,344
[m]Index Linked, 0.625%, 7/15/21	United States	10,216,189		11,587,395
Total U.S. Government and Agency Securities (Cost $128,894,249)				138,398,924
Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.0%				
Banks 2.2%				
Banc of America Commercial Mortgage Inc., 2006-4, AJ, 5.695%, 7/10/46	United States	16,762,000		16,436,909
[i,k]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.506%, 11/15/15	United States	13,680,684		13,732,411
Bear Stearns Commercial Mortgage Securities Inc.,				
[k]2006-PW11, AJ, FRN, 5.454%, 3/11/39	United States	15,000,000		15,236,805
2006-PW13, AJ, 5.611%, 9/11/41	United States	21,575,000		22,055,961
Citigroup Commercial Mortgage Trust,				
2006-C5, AJ, 5.482%, 10/15/49	United States	16,400,000		16,370,259
[k]2007-C6, AM, FRN, 5.698%, 6/10/17	United States	6,500,000		7,402,701
[k]2008-C7, A4, FRN, 6.063%, 12/10/49	United States	19,150,000		22,896,247
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,				
A5, 5.617%, 10/15/48	United States	2,000,000		2,279,417
[k]AJ, FRN, 5.688%, 10/15/48	United States	11,300,000		10,009,195
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000		1,940,044
Greenwich Capital Commercial Funding Corp.,				
2005-GG5, A5, 5.224%, 4/10/37	United States	8,320,000		9,167,816
[k]2006-GG7, AJ, FRN, 5.867%, 7/10/38	United States	12,000,000		12,073,314
GS Mortgage Securities Corp. II, 2006-GG8, A4, 5.56%, 11/10/39	United States	5,000,000		5,713,505
[k]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.273%, 11/12/37	United States	2,875,000		3,054,611
Wells Fargo Mortgage Backed Securities Trust,				
[k]2004-W, A9, FRN, 2.762%, 11/25/34	United States	5,505,895		5,727,766
2007-3, 3A1, 5.50%, 4/25/37	United States	3,957,878		4,096,038
				168,192,999
Diversified Financials 0.8%				
[i,k]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.312%, 11/25/20	Cayman Islands	3,840,000		3,699,975
[i,k]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.65%, 3/11/21	Cayman Islands	3,881,000		3,608,011
[i,k]Cent CLO LP, 2013-17A, D, 144A, FRN, 11/30/25	Cayman Islands	7,450,980		7,450,980
[i,k]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.304%, 10/15/21	Cayman Islands	2,680,000		2,586,817
[i,k]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.701%, 7/26/21	Cayman Islands	5,130,000		4,765,995
[i,k]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.713%, 11/01/17	Cayman Islands	8,002,000		7,392,688
[i,k]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.81%, 12/21/17	United States	4,400,000		4,387,460
[k]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	2,500,000		2,565,274
[i,k]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.65%, 12/24/39	Cayman Islands	11,499,907		10,891,562
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	101,272		100,636

[f,k]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.538%, 8/01/22	Cayman Islands	13,563,100	12,899,728
			60,349,126
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $205,901,125)			228,542,125
Mortgage-Backed Securities 6.1%			
[k]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%**[†]			
FHLMC, 2.348%, 1/01/33	United States	148,452	154,820
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%			
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	1,530,543	1,630,151
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	1,912,425	2,051,903
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	274,996	296,949
FHLMC Gold 30 Year, 3.00%, 11/01/42	United States	17,932,057	18,458,582
FHLMC Gold 30 Year, 3.50%, 4/01/42	United States	7,075,434	7,442,625
FHLMC Gold 30 Year, 4.00%, 9/01/40	United States	15,407,073	16,350,340
FHLMC Gold 30 Year, 4.50%, 8/01/40 - 10/01/40	United States	7,318,225	7,816,296
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 4/01/38	United States	12,347,084	13,318,408
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	4,519,859	4,997,042
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	1,924,994	2,119,162
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	966,466	1,095,747
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	88,716	103,762
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	18,241	22,248
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	389	424
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	184	227
			75,703,866
[k]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%**[†]			
FNMA, 2.33%, 4/01/20	United States	107,974	111,357
FNMA, 2.332%, 12/01/34	United States	439,316	469,169
			580,526
Federal National Mortgage Association (FNMA) Fixed Rate 5.0%			
FNMA 15 Year, 2.50%, 6/01/27 - 12/01/27	United States	43,910,857	45,530,070
FNMA 15 Year, 3.00%, 9/01/21 - 7/01/27	United States	29,619,456	31,134,870
FNMA 15 Year, 3.50%, 12/01/20 - 4/01/26	United States	12,000,000	12,700,625
FNMA 15 Year, 4.00%, 7/01/15 - 9/01/20	United States	12,000,000	12,810,573
FNMA 15 Year, 4.50%, 3/01/20	United States	331,964	357,224
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	419,472	453,947
FNMA 15 Year, 5.50%, 4/01/13 - 4/01/22	United States	7,006,546	7,501,879
FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16	United States	23,015	24,406
FNMA 15 Year, 6.50%, 6/01/13	United States	328	331
FNMA 15 Year, 7.50%, 10/01/14	United States	2,171	2,257
FNMA 30 Year, 3.00%, 10/01/42 - 1/01/43	United States	84,011,688	86,860,770
FNMA 30 Year, 3.50%, 9/01/42	United States	5,661,160	5,983,107
FNMA 30 Year, 4.00%, 11/01/40 - 1/01/41	United States	7,209,587	7,672,383
FNMA 30 Year, 4.50%, 3/01/28 - 7/01/41	United States	26,785,365	28,867,154
FNMA 30 Year, 5.00%, 9/01/23 - 1/01/42	United States	111,303,951	120,447,439
FNMA 30 Year, 5.50%, 9/01/33 - 7/01/38	United States	11,256,416	12,324,309
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	11,509,726	12,683,337
FNMA 30 Year, 6.50%, 1/01/24 - 10/01/37	United States	2,455,257	2,750,929
FNMA 30 Year, 7.50%, 10/01/29	United States	16,345	19,832
FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26	United States	8,595	10,322
FNMA 30 Year, 8.50%, 7/01/25	United States	637	666
			388,136,430
Government National Mortgage Association (GNMA) Fixed Rate 0.1%			
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	550,091	604,024
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	1,390,944	1,530,937
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	182,213	204,966
GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32	United States	120,679	141,382
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	44,844	53,188
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	7,534	9,048
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	8,024	9,749
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	117	143
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	392	394
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	627	631
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	799,766	881,037

Franklin Strategic Series

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

GNMA II SF 30 Year, 5.50%, 6/20/34	United States	406,775		456,006
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	353,387		400,662
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	170,733		196,556
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32	United States	74,679		82,438
				4,571,161
Total Mortgage-Backed Securities (Cost $466,210,941)				469,146,803
Municipal Bonds 1.7%				
California State GO,				
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	6,200,000		9,104,576
Refunding, 5.00%, 4/01/38	United States	20,000,000		22,209,600
Various Purpose, 6.00%, 4/01/38	United States	10,000,000		11,985,000
Various Purpose, 6.00%, 11/01/39	United States	1,000,000		1,213,710
Various Purpose, 5.25%, 11/01/40	United States	3,375,000		3,944,025
Various Purpose, 7.60%, 11/01/40	United States	15,000,000		22,293,000
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000		8,185,964
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000		1,967,188
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000		1,892,100
Illinois State GO,				
5.877%, 3/01/19	United States	20,000,000		22,802,600
Build America Bonds, 7.35%, 7/01/35	United States	8,000,000		9,564,480
Redondo Beach USD, GO, Build America Bonds, Election of 2008, Direct Payment to District, Series D, 6.461%, 8/01/40	United States	7,550,000		8,261,512
Sonoma County Pension Obligation Revenue, Series A, 6.00%, 12/01/29	United States	6,800,000		7,528,688
Total Municipal Bonds (Cost $107,103,323)				130,952,443
Total Investments before Short Term Investments (Cost $6,242,012,579)				6,605,842,371
Short Term Investments 13.7%				
Foreign Government and Agency Securities 4.0%				
[g,p]Bank of Negara Monetary Notes, 2/19/13 - 1/16/14	Malaysia	208,175,000	MYR	66,240,161
Government of Singapore, senior bond, 1.625%, 4/01/13	Singapore	17,100,000	SGD	13,845,107
Korea Monetary Stabilization Bond,				
senior bond, 3.38%, 5/09/13	South Korea	13,731,000,000	KRW	12,641,687
senior note, 3.83%, 4/02/13	South Korea	1,373,100,000	KRW	1,264,293
senior note, 3.28%, 6/09/13	South Korea	29,921,780,000	KRW	27,551,640
[p]Malaysia Treasury Bills, 3/22/13 - 6/28/13	Malaysia	43,580,000	MYR	13,863,300
[p]Mexico Treasury Bill, 9/19/13	Mexico	3,235,800	MXN	2,476,974
[p]Philippine Treasury Bills, 2/20/13 - 1/08/14	Philippines	1,331,420,000	PHP	32,627,332
[p]Singapore Treasury Bills, 2/07/13 - 11/01/13	Singapore	92,851,000	SGD	74,988,667
[p]Sri Lanka Treasury Bills, 8/02/13 - 10/11/13	Sri Lanka	9,980,000	LKR	74,644
[p]Sweden Treasury Bills, 3/20/13 - 6/19/13	Sweden	199,150,000	SEK	31,266,854
Uruguay Treasury Bills,				
[p]8/09/13	Uruguay	193,780,000	UYU	9,741,286
Strip, 9/09/13	Uruguay	352,100,000	UYU	17,536,757
Total Foreign Government and Agency Securities (Cost $296,433,859)				304,118,702
Total Investments before Money Market Funds (Cost $6,538,446,438)				6,909,961,073
		Shares		
Money Market Funds (Cost $741,215,813) 9.7%				
[a,q]Institutional Fiduciary Trust Money Market Portfolio	United States	741,215,813		741,215,813
Total Investments (Cost $7,279,662,251) 99.7%				7,651,176,886
Other Assets, less Liabilities 0.3%				25,582,959
Net Assets 100.0%				$ 7,676,759,845

[†]Rounds to less than 0.1% of net assets.

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]Security has been deemed illiquid because it may not be able to be sold within seven days.

[f]See Note 7 regarding investment in FT Holdings Corporation II.

[d]At January 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[e]See Note 5 regarding restricted securities.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $1,291,955,326, representing 16.83% of net assets.
[g]A portion or all of the security purchased on a when-issued or delayed delivery basis.
[h]Perpetual security with no stated maturity date.
[i]Income may be received in additional securities and/or cash.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]The coupon rate shown represents the rate at period end.
[l]Principal amount is stated in 100 Mexican Peso Units.
[m]Principal amount of security is adjusted for inflation.
[n]Principal amount is stated in 1000 Brazilian Real Units.
[o]Redemption price at maturity is adjusted for inflation.
[p]The security is traded on a discount basis with no stated coupon rate.
[q]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	2,030,000,000	$ 4,015,667	2/07/13	$ 287,095	$ -
Chilean Peso	JPHQ	Buy	1,352,200,000	2,683,469	2/08/13	182,212	-
Indian Rupee	HSBC	Buy	513,580,000	10,088,197	2/08/13	-	(462,362)
Chilean Peso	BZWS	Buy	4,164,400,000	8,284,066	2/11/13	537,507	-
Euro	UBSW	Sell	6,497,000	8,645,753	2/13/13	-	(177,465)
Euro	DBAB	Sell	3,967,734	5,242,171	2/14/13	-	(146,220)
Japanese Yen	DBAB	Sell	413,700,000	5,357,004	2/15/13	837,013	-
Euro	DBAB	Sell	11,080,000	14,713,132	2/25/13	-	(334,976)
Singapore Dollar	DBAB	Buy	2,064,000	1,650,804	2/25/13	16,822	-
Japanese Yen	BZWS	Sell	423,900,000	5,415,176	2/27/13	783,407	-
Singapore Dollar	DBAB	Buy	1,290,500	1,029,189	2/28/13	13,478	-
Euro	UBSW	Sell	7,337,000	9,887,341	3/01/13	-	(77,491)
Japanese Yen	JPHQ	Sell	286,100,000	3,580,726	3/01/13	454,599	-
Japanese Yen	HSBC	Sell	286,000,000	3,576,900	3/01/13	451,866	-
Euro	DBAB	Sell	32,889,819	44,000,000	3/04/13	-	(670,428)
Indian Rupee	DBAB	Buy	81,531,000	1,473,367	3/04/13	47,863	-
Indian Rupee	HSBC	Buy	94,216,000	1,702,909	3/04/13	55,002	-
Japanese Yen	DBAB	Sell	1,262,100,000	15,511,315	3/04/13	1,720,448	-
Japanese Yen	UBSW	Sell	319,100,000	3,981,409	3/04/13	494,629	-
Indian Rupee	DBAB	Buy	60,055,000	1,085,416	3/07/13	34,390	-
Indian Rupee	DBAB	Buy	16,259,000	293,749	3/11/13	9,163	-
Indian Rupee	HSBC	Buy	16,031,000	290,233	3/11/13	8,432	-
Indian Rupee	HSBC	Buy	40,470,000	734,669	3/13/13	18,982	-
Euro	DBAB	Sell	5,700,000	7,460,730	3/18/13	-	(281,520)
Indian Rupee	DBAB	Buy	40,697,000	737,425	3/18/13	19,647	-
Singapore Dollar	JPHQ	Buy	2,660,000	2,178,899	3/19/13	-	(29,758)
Singapore Dollar	DBAB	Buy	3,699,000	2,921,109	3/19/13	67,491	-

Franklin Strategic Series

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Singapore Dollar	HSBC	Buy	4,228,000	3,345,731	3/19/13	70,273	-
Indian Rupee	DBAB	Buy	37,071,000	666,397	3/20/13	22,927	-
Indian Rupee	JPHQ	Buy	444,800,000	8,000,000	3/21/13	269,163	-
Singapore Dollar	DBAB	Buy	3,982,600	3,175,411	3/21/13	42,320	-
Singapore Dollar	HSBC	Buy	3,182,000	2,536,671	3/21/13	34,217	-
Euro	DBAB	Sell	4,664,548	6,163,267	3/26/13	-	(172,821)
Euro	DBAB	Sell	1,426,335	1,906,154	3/28/13	-	(31,329)
Euro	DBAB	Sell	39,617,516	52,632,005	4/02/13	-	(1,184,434)
Euro	DBAB	Sell	556,141	743,671	4/03/13	-	(11,793)
Indian Rupee	HSBC	Buy	810,750,000	15,000,000	4/03/13	30,357	-
Euro	BZWS	Sell	667,313	890,696	4/05/13	-	(15,792)
Philippine Peso	DBAB	Buy	37,671,000	906,446	4/05/13	18,646	-
Indian Rupee	HSBC	Buy	512,050,000	9,111,567	4/10/13	366,124	-
Philippine Peso	DBAB	Buy	61,862,000	1,490,974	4/10/13	28,118	-
Philippine Peso	JPHQ	Buy	19,908,000	479,757	4/10/13	9,107	-
British Pound	DBAB	Buy	2,945,860	4,769,347	4/11/13	-	(99,422)
British Pound	DBAB	Sell	2,945,860	4,650,040	4/11/13	-	(19,886)
Euro	DBAB	Sell	7,677,703	10,093,989	4/11/13	-	(335,757)
Philippine Peso	HSBC	Buy	30,880,000	743,362	4/11/13	14,926	-
Indian Rupee	DBAB	Buy	59,919,000	1,103,145	4/12/13	5,409	-
Chilean Peso	MSCO	Buy	464,940,000	916,589	4/15/13	59,430	-
Indian Rupee	DBAB	Buy	128,487,000	2,349,498	4/15/13	26,005	-
Philippine Peso	HSBC	Buy	24,577,000	592,531	4/15/13	10,961	-
Euro	HSBC	Sell	711,759	941,675	4/16/13	-	(25,230)
Indian Rupee	JPHQ	Buy	807,353,000	14,581,703	4/16/13	341,470	-
Indian Rupee	JPHQ	Buy	84,715,000	1,548,466	4/18/13	16,702	-
Chilean Peso	MSCO	Buy	416,590,000	822,001	4/19/13	52,068	-
Euro	BZWS	Sell	657,799	865,137	4/19/13	-	(28,474)
Indian Rupee	JPHQ	Buy	42,318,000	775,389	4/22/13	5,756	-
Indian Rupee	DBAB	Buy	29,785,000	545,049	4/22/13	4,750	-
Euro	DBAB	Sell	2,578,396	3,402,194	4/23/13	-	(100,577)
Euro	JPHQ	Sell	182,434	241,433	4/23/13	-	(6,405)
Euro	BZWS	Sell	7,129,865	9,284,582	4/25/13	-	(401,467)
Euro	DBAB	Sell	908,953	1,206,453	4/25/13	-	(28,376)
Indian Rupee	JPHQ	Buy	655,080,000	12,041,912	4/25/13	41,927	-
Japanese Yen	DBAB	Sell	651,360,000	8,080,387	4/25/13	960,180	-
Indian Rupee	DBAB	Buy	60,176,000	1,073,402	4/26/13	36,374	-
Chilean Peso	JPHQ	Buy	937,202,000	1,850,715	4/29/13	113,136	-
Chilean Peso	CITI	Buy	1,510,671,000	2,991,428	4/29/13	174,093	-
Indian Rupee	JPHQ	Buy	51,177,000	918,220	4/29/13	24,954	-
Euro	DBAB	Sell	7,981,499	10,589,055	4/30/13	-	(254,158)
Euro	BZWS	Sell	460,253	611,354	4/30/13	-	(13,920)
Indian Rupee	JPHQ	Buy	380,173,000	6,962,869	4/30/13	41,996	-
Singapore Dollar	DBAB	Buy	20,972,900	17,203,875	4/30/13	-	(258,886)
British Pound	DBAB	Buy	2,166,009	3,490,911	5/02/13	-	(57,629)
British Pound	DBAB	Sell	3,450,646	5,571,413	5/02/13	101,889	-
Euro	DBAB	Sell	968,556	1,259,122	5/02/13	-	(56,713)
Euro	DBAB	Sell	1,414,000	1,866,480	5/06/13	-	(54,547)
Philippine Peso	JPHQ	Buy	456,800,000	10,724,767	5/06/13	490,400	-
Euro	DBAB	Sell	1,112,241	1,468,047	5/07/13	-	(43,024)

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Chilean Peso	DBAB	Buy	6,734,000,000	13,304,356	5/08/13	791,668	-
Singapore Dollar	DBAB	Buy	17,302,320	13,925,408	5/10/13	53,988	-
Euro	DBAB	Sell	3,090,000	4,014,528	5/13/13	-	(183,595)
Indian Rupee	JPHQ	Buy	142,170,000	2,510,064	5/13/13	103,243	-
British Pound	DBAB	Buy	3,373,459	5,444,763	5/17/13	-	(97,963)
British Pound	DBAB	Buy	2,500,000	3,897,125	5/17/13	65,277	-
British Pound	DBAB	Sell	8,057,500	12,874,274	5/17/13	103,452	-
Euro	DBAB	Sell	2,050,692	2,614,837	5/21/13	-	(171,357)
Euro	JPHQ	Sell	855,033	1,096,824	5/23/13	-	(64,886)
Euro	DBAB	Sell	800,000	1,012,600	5/29/13	-	(74,364)
Euro	DBAB	Sell	3,488,331	4,339,240	6/05/13	-	(400,511)
Singapore Dollar	JPHQ	Buy	18,544,500	15,196,673	6/05/13	-	(213,536)
Chilean Peso	DBAB	Buy	2,426,750,000	5,000,000	6/20/13	55,554	-
Euro	UBSW	Sell	9,972,000	12,492,922	6/28/13	-	(1,057,763)
Euro	DBAB	Sell	1,175,900	1,476,813	6/28/13	-	(121,086)
Japanese Yen	BZWS	Sell	1,772,250,000	22,489,055	7/02/13	3,103,376	-
British Pound	DBAB	Sell	992,188	1,538,883	7/09/13	-	(33,304)
Euro	DBAB	Sell	4,572,237	5,697,007	7/09/13	-	(516,365)
Chilean Peso	DBAB	Buy	1,632,000,000	3,149,059	7/11/13	242,908	-
Euro	DBAB	Sell	4,880,504	6,037,672	7/11/13	-	(594,671)
British Pound	DBAB	Sell	825,578	1,278,821	7/12/13	-	(29,344)
Euro	DBAB	Sell	2,202,128	2,716,546	7/23/13	-	(276,176)
Euro	DBAB	Sell	4,253,562	5,191,904	7/25/13	-	(588,791)
Euro	BZWS	Sell	5,986,000	7,777,610	7/26/13	-	(357,545)
Euro	CITI	Sell	2,785,851	3,616,313	7/26/13	-	(169,742)
Euro	DBAB	Sell	1,145,395	1,390,453	7/26/13	-	(166,174)
Euro	DBAB	Sell	27,104,766	33,816,169	7/29/13	-	(3,020,482)
Euro	BZWS	Sell	2,962,111	3,966,060	7/29/13	-	(59,589)
Euro	DBAB	Sell	4,895,472	6,060,105	7/31/13	-	(593,118)
British Pound	DBAB	Sell	846,924	1,323,826	8/01/13	-	(18,036)
Euro	JPHQ	Sell	3,379,556	4,131,929	8/06/13	-	(461,155)
Euro	CITI	Sell	1,324,074	1,652,683	8/08/13	-	(146,849)
Euro	CITI	Sell	384,312	480,279	8/09/13	-	(42,036)
Japanese Yen	DBAB	Sell	112,187,000	1,432,858	8/19/13	205,050	-
Chilean Peso	JPHQ	Buy	5,646,370,800	11,270,201	8/20/13	413,194	-
Euro	BZWS	Sell	5,503,000	6,812,164	8/20/13	-	(667,146)
Japanese Yen	JPHQ	Sell	50,440,000	639,027	8/20/13	86,989	-
Japanese Yen	HSBC	Sell	208,867,000	2,647,237	8/20/13	361,304	-
Japanese Yen	UBSW	Sell	101,506,000	1,289,211	8/20/13	178,284	-
Euro	UBSW	Sell	9,800,000	12,128,970	8/22/13	-	(1,190,609)
Euro	DBAB	Sell	597,997	753,016	8/22/13	-	(59,746)
Japanese Yen	BZWS	Sell	50,333,000	636,724	8/22/13	85,843	-
Euro	BZWS	Sell	2,935,231	3,675,496	8/23/13	-	(313,907)
Japanese Yen	CITI	Sell	100,563,000	1,272,225	8/23/13	171,576	-
Japanese Yen	DBAB	Sell	49,740,000	629,660	8/23/13	85,262	-
Japanese Yen	HSBC	Sell	99,826,000	1,264,292	8/23/13	171,710	-
Euro	UBSW	Sell	15,984,655	20,000,000	8/26/13	-	(1,725,640)
Euro	BZWS	Sell	9,189,134	11,512,515	8/26/13	-	(976,952)
Japanese Yen	UBSW	Sell	110,527,000	1,401,027	8/26/13	191,276	-
Japanese Yen	JPHQ	Sell	100,349,000	1,272,980	8/26/13	174,630	-

Japanese Yen	BZWS	Sell	139,815,000	1,774,527	8/26/13	244,210	-
Singapore Dollar	DBAB	Buy	2,070,000	1,658,122	8/26/13	14,485	-
Euro	DBAB	Sell	11,336,000	14,332,218	8/27/13	-	(1,075,218)
Japanese Yen	JPHQ	Sell	50,640,000	647,757	8/27/13	93,480	-
Japanese Yen	HSBC	Sell	158,794,000	2,030,614	8/27/13	292,544	-
Japanese Yen	DBAB	Sell	1,803,257,000	23,052,478	8/27/13	3,315,035	-
Singapore Dollar	DBAB	Buy	2,577,000	2,076,384	8/27/13	5,896	-
Euro	DBAB	Sell	16,296,026	20,486,890	8/28/13	-	(1,662,077)
Euro	DBAB	Sell	3,473,733	4,393,578	8/29/13	-	(327,808)
Japanese Yen	JPHQ	Sell	49,853,000	636,753	8/30/13	91,069	-
Singapore Dollar	DBAB	Buy	1,290,500	1,032,648	8/30/13	10,116	-
Euro	DBAB	Sell	3,110,248	3,929,799	9/04/13	-	(297,621)
Euro	BZWS	Sell	1,131,025	1,431,821	9/10/13	-	(105,483)
Euro	BZWS	Sell	1,107,838	1,422,109	9/12/13	-	(83,687)
Euro	BZWS	Sell	3,163,096	4,095,102	9/16/13	-	(204,293)
Euro	UBSW	Sell	2,950,776	3,817,714	9/17/13	-	(193,100)
Euro	BZWS	Sell	742,104	977,574	9/19/13	-	(31,130)
Singapore Dollar	JPHQ	Buy	2,638,000	2,156,638	9/19/13	-	(24,950)
Euro	UBSW	Sell	6,411,937	8,474,849	9/20/13	-	(240,588)
Euro	DBAB	Sell	3,790,000	5,008,409	9/20/13	-	(143,155)
Japanese Yen	DBAB	Sell	2,094,875,000	25,000,000	9/20/13	2,063,513	-
Euro	DBAB	Sell	9,067,820	12,001,612	9/23/13	-	(323,943)
Euro	BZWS	Sell	1,894,260	2,462,121	9/24/13	-	(112,684)
Euro	DBAB	Sell	9,302,000	11,998,185	9/30/13	-	(645,933)
Japanese Yen	JPHQ	Sell	387,212,500	5,000,000	9/30/13	759,914	-
Philippine Peso	HSBC	Buy	50,559,000	1,212,039	10/04/13	27,415	-
Philippine Peso	DBAB	Buy	63,030,000	1,507,895	10/04/13	37,286	-
Euro	UBSW	Sell	8,180,000	10,594,163	10/07/13	-	(525,050)
Euro	DBAB	Sell	835,443	1,081,732	10/07/13	-	(53,900)
Philippine Peso	HSBC	Buy	75,377,000	1,812,426	10/07/13	35,336	-
Euro	BZWS	Sell	8,197,000	10,660,199	10/11/13	-	(482,249)
Philippine Peso	JPHQ	Buy	24,697,000	594,521	10/11/13	10,845	-
Philippine Peso	HSBC	Buy	43,478,000	1,046,125	10/11/13	19,596	-
Euro	DBAB	Sell	7,975,252	10,355,067	10/15/13	-	(486,073)
Philippine Peso	DBAB	Buy	14,740,000	354,165	10/16/13	7,103	-
Euro	DBAB	Sell	3,327,609	4,355,175	10/18/13	-	(168,241)
Malaysian Ringgit	JPHQ	Buy	2,290,000	737,164	10/18/13	-	(11,745)
Euro	DBAB	Sell	444,306	583,462	10/22/13	-	(20,516)
Japanese Yen	DBAB	Sell	115,980,000	1,468,101	10/22/13	197,724	-
Malaysian Ringgit	DBAB	Buy	30,637,000	9,881,309	10/23/13	-	(178,909)
Malaysian Ringgit	HSBC	Buy	20,429,388	6,588,000	10/24/13	-	(118,598)
Euro	BZWS	Sell	935,270	1,219,985	10/25/13	-	(51,408)
Japanese Yen	JPHQ	Sell	993,630,000	12,498,098	10/28/13	1,613,606	-
Euro	UBSW	Sell	9,398,000	12,250,763	10/29/13	-	(524,885)
Euro	DBAB	Sell	5,905,773	7,643,399	10/31/13	-	(384,951)
Japanese Yen	JPHQ	Sell	1,081,080,000	13,598,559	11/01/13	1,755,343	-
Euro	DBAB	Sell	1,081,381	1,411,186	11/04/13	-	(58,865)
Euro	BZWS	Sell	2,275,342	2,962,063	11/05/13	-	(131,089)
Japanese Yen	BZWS	Sell	386,912,500	4,867,436	11/05/13	628,539	-
Euro	DBAB	Sell	2,722,738	3,506,069	11/07/13	-	(195,301)

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Euro	DBAB	Sell	5,072,000	6,517,520	11/08/13	-	(377,522)
Euro	JPHQ	Sell	1,674,559	2,144,231	11/12/13	-	(132,241)
Euro	DBAB	Sell	3,700,000	4,858,840	11/14/13	-	(171,132)
Euro	DBAB	Sell	980,583	1,251,832	11/15/13	-	(81,227)
Japanese Yen	MSCO	Sell	39,600,000	500,600	11/15/13	66,684	-
Euro	DBAB	Sell	274,053	352,087	11/19/13	-	(20,479)
Malaysian Ringgit	DBAB	Buy	1,869,600	600,000	11/19/13	-	(8,767)
Euro	UBSW	Sell	3,997,188	5,116,800	11/20/13	-	(317,261)
Euro	JPHQ	Sell	956,373	1,220,920	11/20/13	-	(79,241)
Malaysian Ringgit	HSBC	Buy	1,130,000	362,038	11/20/13	-	(4,711)
Chilean Peso	DBAB	Buy	2,000,000,000	3,969,829	11/29/13	121,266	-
Euro	DBAB	Sell	5,317,857	6,903,417	11/29/13	-	(326,209)
Euro	DBAB	Sell	5,240,000	6,832,724	12/03/13	-	(291,122)
Euro	UBSW	Sell	12,746,000	16,732,566	12/09/13	-	(596,025)
Euro	DBAB	Sell	25,404,261	33,348,173	12/10/13	-	(1,189,806)
Japanese Yen	UBSW	Sell	1,055,280,000	12,890,018	12/12/13	1,321,699	-
Euro	DBAB	Sell	7,500,000	9,786,000	12/13/13	-	(410,584)
Euro	JPHQ	Sell	774,000	1,010,314	12/13/13	-	(41,974)
Euro	CITI	Sell	10,316,000	13,548,003	12/17/13	-	(477,190)
Euro	DBAB	Sell	1,947,500	2,572,063	12/18/13	-	(75,681)
Euro	DBAB	Sell	1,398,222	1,856,587	12/20/13	-	(44,389)
Euro	DBAB	Sell	877,650	1,163,413	1/03/14	-	(29,850)
Malaysian Ringgit	DBAB	Buy	2,856,400	923,415	1/08/14	-	(22,488)
Chilean Peso	DBAB	Buy	6,367,400,000	12,931,357	1/10/14	28,513	-
Japanese Yen	HSBC	Sell	642,460,000	7,367,661	1/10/14	321,470	-
British Pound	DBAB	Sell	1,072,503	1,716,006	1/13/14	18,068	-
Euro	UBSW	Sell	19,118,050	25,035,674	1/13/14	-	(958,060)
Euro	DBAB	Sell	9,119,948	11,960,812	1/13/14	-	(439,067)
Euro	DBAB	Sell	6,324,316	8,379,086	1/14/14	-	(219,750)
Euro	JPHQ	Sell	3,605,906	4,721,032	1/14/14	-	(181,726)
Euro	DBAB	Sell	3,635,363	4,859,574	1/16/14	-	(83,258)
Japanese Yen	UBSW	Sell	1,289,890,000	14,538,886	1/16/14	390,609	-
Malaysian Ringgit	JPHQ	Buy	525,000	171,093	1/16/14	-	(5,574)
Euro	DBAB	Sell	717,675	957,378	1/17/14	-	(18,413)
Euro	DBAB	Sell	10,100,000	13,490,065	1/22/14	-	(242,626)
Euro	JPHQ	Sell	7,261,540	9,701,560	1/22/14	-	(198,949)
Japanese Yen	DBAB	Sell	1,804,920,000	20,289,119	1/22/14	489,745	-
Euro	DBAB	Sell	19,046,862	25,685,645	1/30/14	-	(212,333)
Chilean Peso	DBAB	Buy	1,969,000,000	4,000,000	1/31/14	-	(2,368)
Euro	DBAB	Sell	17,959,934	24,228,178	1/31/14	-	(191,963)
Euro	MSCO	Sell	2,920,000	3,931,984	1/31/14	-	(38,342)
Japanese Yen	DBAB	Sell	271,050,000	3,000,000	1/31/14	26,233	-
Unrealized appreciation (depreciation)						30,105,650	(36,127,076)
Net unrealized appreciation (depreciation)							$ (6,021,426)

At January 31, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.19	DBAB	30,000,000	5.00%	12/20/17	$(106,699)	$ 768,698	$ -	$661,999	Non Investment Grade
LCDX.NA.19	BZWS	37,000,000	2.50%	12/20/17	492,441	130,768	-	623,209	Non Investment Grade
LCDX.NA.19	FBCO	19,000,000	2.50%	12/20/17	106,881	213,145	-	320,026	Non Investment Grade
LCDX.NA.19	DBAB	14,000,000	2.50%	12/20/17	(134,280)	370,088	-	235,808	Non Investment Grade
MCDX.NA.19	GSCO	17,500,000	1.00%	12/20/17	(495,913)	88,344	-	(407,569)	Non Investment Grade
MCDX.NA.19	CITI	80,500,000	1.00%	12/20/17	(1,843,353)	-	(31,465)	(1,874,818)	Non Investment Grade
MCDX.NA.19	MSCO	37,000,000	1.00%	12/20/17	(892,314)	30,596	-	(861,718)	
Unrealized appreciation (depreciation)						1,601,639	(31,465)		
Net unrealized appreciation (depreciation)						$1,570,174			

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$ (2,420,000)
CITI	1,580,000
DBAB	5,570,000
FBCO	(279,000)
GSCO	370,000
MSCO	432,800
Total collateral	$5,253,800

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC

Franklin Strategic Series
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

CITI	- Citigroup, Inc.
DBAB	- Deutsche Bank AG
FBCO	- Credit Suisse Group AG
GSCO	- The Goldman Sachs Group, Inc.
HSBC	- HSBC Bank USA, N.A.
JPHQ	- JP Morgan Chase & Co.
MSCO	- Morgan Stanley
UBSW	- UBS AG

Currency

AUD	- Australian Dollar
BRL	- Brazilian Real
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- New Israeli Shekel
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
UYU	- Uruguayan Peso

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
CDO	- Collateralized Debt Obligation
CLO	- Collateralized Loan Obligation
DIP	- Debtor-In-Possession
FRN	- Floating Rate Note
GO	- General Obligation
L/C	- Letter of Credit
NATL	- National Public Financial Guarantee Corp.
PIK	- Payment-In-Kind
SF	- Single Family
USD	- Unified/Union School District

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of eight funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the

fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Strategic Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Strategic Income Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

The Franklin Strategic Income Fund entered into OTC credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

4. INCOME TAXES

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund
Cost of investments	$ 440,582,251	$ 2,254,837,639	$ 19,322,744	$ 334,313,507
Unrealized appreciation	$ 148,927,862	$ 978,606,449	$ 4,908,985	$ 120,009,966
Unrealized depreciation	(28,851,895)	(27,576,613)	(408,673)	(3,138,631)
Net unrealized appreciation (depreciation)	$ 120,075,967	$ 951,029,836	$ 4,500,312	$ 116,871,335

	Franklin Natural Resources Fund	Franklin Small Cap Growth Fund	Franklin Small Mid-Cap Growth Fund	Franklin Strategic Income Fund
Cost of investments	$ 821,727,626	$ 330,269,014	$ 2,544,266,937	$ 7,302,659,751
Unrealized appreciation	$ 258,563,907	$ 100,019,330	$ 1,159,409,331	$ 394,885,686
Unrealized depreciation	(112,474,355)	(16,453,207)	(71,795,255)	(46,368,551)
Net unrealized appreciation (depreciation)	$ 146,089,552	$ 83,566,123	$ 1,087,614,076	$ 348,517,135

5. RESTRICTED SECURITIES

At January 31, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount*/ Shares/Warrants		Issuer	Acquisition Dates	Cost	Value
Franklin Biotechnology Discovery Fund					
1,500,000	CAD	ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	12/12/07	$ 1,480,677	$ -
1,128,271		FibroGen Inc., pfd., E	5/19/00	5,065,937	4,817,717
		Total Restricted Securities (Value is 0.93% of Net Assets)		$ 6,546,614	$ 4,817,717
Franklin Flex Cap Growth Fund					
2,227,171		FibroGen Inc., pfd., E (Value is 0.30% of Net Assets)	5/19/00	$ 9,999,998	$ 9,510,020
Franklin Natural Resources Fund					
199,375		Energy Coal Resources, 144A	11/16/05 - 5/05/06	$ 741,939	$ -
29,847		Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-

		Total Restricted Securities (Value is 0.00% of Net Assets)		$ 3,118,103	$ -
Franklin Small-Mid Cap Growth Fund					
515,576	[a]	Stereotaxis Inc., wts., 144A, 5/07/18 (Value is 0.03% of Net Assets)	5/07/12	$ 644,470	$ 923,552
Franklin Strategic Income Fund					
56,000	[b]	NewPage Holdings Inc. (Value is 0.07% of Net Assets)	9/17/09 - 7/08/11	$ 13,539,669	$ 5,522,412

*In U.S. dollars unless otherwise indicated.
[a]The Fund also invests in unrestricted securities of the issuer, valued at $1,670,433 as of January 31, 2013.
[b]The Fund also invests in unrestricted securities or other investments of the issuer, valued at $- as of January 31, 2013.

Currency Abbreviations

CAD - Canadian Dollar

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the nine months ended January 31, 2013, were as shown below.

Name of Issuer	Number of Shares/Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Biotechnology Discovery Fund							
Non-Controlled Affiliates							
AP Pharma Inc.	10,893,203	6,797	253,800	10,646,200	$ - [a]	$ -	$ 166,634
AP Pharma Inc., wts., 7/01/16	10,903,203	240,566	-	11,143,769	- [a]	-	-
Total Affiliated Securities (Value is 0.00% of Net Assets)					$ -	$ -	$ 166,634
Franklin Small-Mid Cap Growth Fund							
Non-Controlled Affiliates							
Peet's Coffee & Tea Inc.	668,300	50,000	718,300	-	$ - [a]	$ -	$20,654,481
Stereotaxis Inc.	2,650,000	-	2,385,000 [b]	265,000	567,100	-	-
Stereotaxis Inc., 144A	-	5,155,761	4,640,185 [b]	515,576	1,103,333	-	-
Stereotaxis Inc., wts., 144A, 5/07/18	-	5,155,761	4,640,185 [b]	515,576	923,552	-	-
Total Affiliated Securities (Value is 0.07% of Net Assets)					$2,593,985	$ -	$20,654,481

[a]As of January 31, 2013, no longer an affiliate.

[b]Reflects a 1:10 reverse stock split during the current year.

7. FT HOLDINGS CORPORATION II (FT Subsidiary)

The Franklin Strategic Income Fund invests in certain securities through its investment in FT Subsidiary, a Delaware Corporation and a wholly-owned subsidiary of the fund. The FT Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At January 31, 2013, all FT Subsidiary investments are reflected in the fund's Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Biotechnology Discovery Fund					
Assets:					
Investments in Securities:					
Equity Investments:[a]					
Biotechnology	$ 390,886,245	$ 3,669,286	$ 4,817,717	[b]	$ 399,373,248
Other Equity Investments[c]	93,426,175	-	-		93,426,175
Convertible Bonds	-	-	-	[b]	-
Short Term Investments	35,354,452	32,504,343	-		67,858,795
Total Investments in Securities	$ 519,666,872	$ 36,173,629	$ 4,817,717		$ 560,658,218
Franklin Flex Cap Growth Fund					
Assets:					
Investments in Securities:					
Equity Investments:[a]					
Pharmaceuticals, Biotechnology & Life Sciences	$ 320,110,817	$ -	$ 9,510,020		$ 329,620,837
Other Equity Investments[c]	2,750,190,705	-	-		2,750,190,705
Short Term Investments	97,884,933	28,171,000	-		126,055,933
Total Investments in Securities	$ 3,168,186,455	$ 28,171,000	$ 9,510,020		$ 3,205,867,475
Franklin Focused Core Equity Fund					
Assets:					
Investments in Securities:					
Equity Investments[c]	$ 23,495,238	$ -	$ -		$ 23,495,238
Short Term Investments	327,818	-	-		327,818

Total Investments in Securities	$ 23,823,056	$ -	$ -	$ 23,823,056
Franklin Growth Opportunities Fund				
Assets:				
Investments in Securities:				
Equity Investments[c]	$ 437,863,613	$ -	$ -	$ 437,863,613
Short Term Investments	1,806,829	11,514,400	-	13,321,229
Total Investments in Securities	$ 439,670,442	$ 11,514,400	$ -	$ 451,184,842
Franklin Natural Resources Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Oil & Gas Exploration & Production	$ 266,355,661	$ 7,500,486	$ -	$ 273,856,147
Other Equity Investments[c]	663,967,126	-	- [b]	663,967,126
Convertible Bonds	-	3,856,298	-	3,856,298
Short Term Investments	23,538,607	2,599,000	-	26,137,607
Total Investments in Securities	$ 953,861,394	$ 13,955,784	$ -	$ 967,817,178
Franklin Small Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[c]	$ 374,285,086	$ -	$ -	$ 374,285,086
Short Term Investments	18,089,461	21,460,590	-	39,550,051
Total Investments in Securities	$ 392,374,547	$ 21,460,590	$ -	$ 413,835,137
Franklin Small-Mid Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Health Care	$ 419,094,447	$ -	$ 923,552	$ 420,017,999
Other Equity Investments[c]	3,017,126,459	-	-	3,017,126,459
Short Term Investments	133,089,545	61,647,010	-	194,736,555
Total Investments in Securities	$ 3,569,310,451	$ 61,647,010	$ 923,552	$ 3,631,881,013
Franklin Strategic Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Services	$ -	$ 5,077,745	$ -	$ 5,077,745
Materials	-	-	5,522,412 [b]	5,522,412
Media	-	25,916,603	-	25,916,603
Other Equity Investments[c]	4,101,846	-	- [b]	4,101,846
Corporate Bonds	-	2,681,586,923	-	2,681,586,923
Senior Floating Rate Interests	-	1,321,982,237	-	1,321,982,237
Foreign Government and Agency Securities	-	1,594,614,310	-	1,594,614,310
U.S. Government and Agency Securities	-	138,398,924	-	138,398,924

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	228,542,125	-	228,542,125
Mortgage-Backed Securities	-	469,146,803	-	469,146,803
Municipal Bonds	-	130,952,443	-	130,952,443
Short Term Investments	741,215,813	304,118,702	-	1,045,334,515
Total Investments in Securities	$ 745,317,659	$6,900,336,815	$ 5,522,412	$ 7,651,176,886
Forward Exchange Contracts	$ -	$ 30,105,650	$ -	$ 30,105,650
Swaps	-	1,601,639	-	1,601,639
Liabilities				
Forward Exchange Contracts	-	36,127,076	-	36,127,076
Swaps	-	31,465	-	31,465

[a]Includes common, preferred, and convertible preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at January 31, 2013.
[c]For detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliation of assets for the nine months ended January 31, 2013, are as follows:

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into (Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Biotechnology Discovery Fund								
Assets								
Investments in Securities:								
Equity Investments:[a]								
Biotechnology	$ 4,625,911	$ -	$ -	$ -	$ -	$ 191,806	$ 4,817,717	$ 191,806

[a]Includes common and preferred stocks as well as other equity investments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of January 31, 2013, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range
Franklin Biotechnology Discovery Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Biotechnology	$ 4,817,717	Discounted Cash Flow Model	Free Cash Flow	$0 - 935 (mil)
			Cost of Equity Capital	14%
			Discount for lack of marketability	35%

The significant unobservable inputs used in the fair value measurement of the fund's investment in a biotechnology company are free cash flow, cost of equity capital and discount for lack of marketability. A significant and reasonable

increase or decrease in the free cash flow would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the cost of equity capital and/or discount for lack of marketability would result in a significant decrease or increase in the fair value measurement. The differences in fair value measurements caused by significant and reasonable changes in any of these inputs is expected to materially impact the net assets of the fund.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date March 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date March 27, 2013